BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.37%, 05/25/37
(a)
..... USD 46 $ 10,931
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 109 111,132
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 77 76,938
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
133 133,019
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
85 85,733
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
286 289,135
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
148 147,758
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
100 75,500
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
99 97,649
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
139 140,621
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
245 248,724
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.30%,
10/21/28
(a)(b)
..................... 250 249,741
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 250 246,278
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 249,584
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ 250 250,045
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 500 500,271
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.24%),
0.59%, 05/25/35
(a)
................. 68 62,876
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(a)(b)
..................... 46 46,077
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.17%,
07/20/29
(a)(b)
..................... 250 250,000
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 13,184
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 12,645
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 9,636
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.51%, 12/15/35
(a)(b)
85 85,420
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 08/25/34 .... 2 1,958
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.28%, 09/25/36 .... 104 100,423
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.27%, 01/25/37 ... 33 32,298
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 17 16,381
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 38 35,576
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.36%, 04/25/37 .... 70 80,976
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 250 250,052
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.19%, 04/17/31 .... 249 248,995
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 250 250,214
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.42%,
01/15/30
(a)(b)
..................... USD 250 $ 250,087
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.27%, 10/25/36
(a)
........... 58 55,856
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 250 250,218
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 250 250,097
CIFC Funding Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR USD 3
Month + 1.75%), 1.97%, 07/16/30 .... 250 250,063
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 250 250,019
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.31%, 05/25/37 ... 176 140,705
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.38%, 05/25/37 ... 80 64,312
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30 . 12 12,230
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 51,420
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/32
(a)
... 74 68,916
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 9,881
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 13,319
Series 2000-5, Class A6, 7.96%, 05/01/31 . 38 17,865
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 12/25/35
(a)
... 20 20,136
Series 2006-S3, Class A4, 7.02%,
01/25/29
(d)
.................... 7 8,071
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.33%, 12/25/25
(a)
... 1 1,423
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 29 29,907
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
..................... 100 102,355
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(d)
.. 23 22,528
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 8 9,306
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.41%, 12/15/33 ... 17 15,733
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.30%, 05/15/35 ... 55 53,308
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/35 .... 9 8,667
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.26%, 11/15/36 .... 18 15,567
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 280 280,009
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
..... 39 34,166

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... USD 109 $ 108,648
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.31%, 01/25/47 .... 26 16,739
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.36%, 02/25/47 .... 25 26,706
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.30%, 07/25/27
(a)(b)
.......... 92 91,679
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.41%,
05/25/37
(a)
...................... 39 35,149
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.37%, 07/25/36
(d)
......... 134 27,358
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.83%, 04/15/36
(a)
................. 30 28,433
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 244 244,261
Invitation Homes Trust, Series 2018-SFR3,
Class E, (LIBOR USD 1 Month + 2.00%),
2.11%, 07/17/37
(a)(b)
................ 60 59,600
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.34%, 05/25/37
(a)
........... 662 229,976
Lehman ABS Manufactured Housing Contract
Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
88 93,078
Series 2002-A, Class C, 0.00%, 06/15/33 . 6 5,013
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 40 39,759
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.41%, 06/25/36 .... 25 15,070
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 08/25/36 .... 15 8,259
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.41%, 10/21/30
(a)(b)
.......... 250 250,125
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.35%, 05/25/37
(a)
22 16,242
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.71%, 12/25/34
(a)
..... 78 74,040
Morgan Stanley Mortgage Loan Trust, Series
2007-9SL, Class A, (LIBOR USD 1 Month +
0.64%), 0.75%, 07/25/37
(a)
........... 12 11,830
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.13%,
10/28/27
(a)(b)
..................... 196 196,104
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 10 8,194
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.34%,
10/18/28
(a)(b)
..................... 93 92,623
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... 305 304,303
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.22%,
05/23/31
(a)(b)
..................... 285 283,981
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.32%, 03/25/37
(a)
... USD 40 $ 32,255
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 34 33,813
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 40 39,888
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 48 47,854
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.31%, 10/15/37
(a)(b)(c)
... 22 21,558
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 30 28,652
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 486 485,474
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.12%,
01/20/31
(a)(b)
..................... 250 250,148
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.07%, 07/20/27
(a)(b)
114 113,807
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 192 191,507
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.76%,
01/30/45
(a)(b)
..................... 166 165,659
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.43%, 07/25/36
(a)
........... 17 5,180
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(a)(b)
..................... 250 250,047
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.51%, 03/15/24
(a)
........... 56 56,381
Structured Asset Investment Loan Trust, Series
2004-8, Class M4, (LIBOR USD 1 Month +
1.50%), 1.61%, 09/25/34
(a)
........... 12 11,840
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.56%, 01/25/35
(a)
........... 8 7,951
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.12%, 04/15/28
(a)(b)
................ 221 220,699
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.39%,
11/18/30
(a)(b)
..................... 250 249,803
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/22/31
(a)(b)
..................... 250 250,044
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.25%, 07/25/37
(a)(b)
43 39,914
Total Asset-Backed Securities — 2.2%
(Cost: $11,520,717) ............................... 11,465,578
Shares
Shares
Common Stocks — 59.3%
Aerospace & Defense — 0.7%
HEICO Corp. ...................... 1,708 214,866
Lockheed Martin Corp. ................ 5,006 1,849,717

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Aerospace & Defense (continued)
Mercury Systems, Inc.
(e)
............... 4,844 $ 342,229
Northrop Grumman Corp. .............. 3,217 1,041,150
3,447,962
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ........... 2,113 201,643
Expeditors International of Washington, Inc. .. 20,349 2,191,384
2,393,027
Airlines — 0.1%
Delta Air Lines, Inc.
(e)
................. 6,087 293,880
Auto Components — 0.3%
BorgWarner, Inc. .................... 27,771 1,287,464
Automobiles — 0.7%
Tesla, Inc.
(e)
........................ 5,753 3,842,601
Banks — 2.3%
Bank of America Corp. ................ 14,495 560,812
Bank of Hawaii Corp.
(f)
................ 2,947 263,727
Citigroup, Inc. ...................... 3,446 250,696
Comerica, Inc. ...................... 5,109 366,520
First Horizon National Corp. ............. 8,624 145,832
JPMorgan Chase & Co. ............... 26,182 3,985,686
Pinnacle Financial Partners, Inc. .......... 10,526 933,235
Signature Bank ..................... 3,598 813,508
SVB Financial Group
(e)
................ 1,905 940,422
Truist Financial Corp. ................. 20,639 1,203,666
Wells Fargo & Co. ................... 60,762 2,373,971
Wintrust Financial Corp.
(f)
.............. 2,022 153,268
11,991,343
Beverages — 0.8%
Brown-Forman Corp., Class B ........... 6,810 469,686
Coca-Cola Co. (The) ................. 29,174 1,537,762
Molson Coors Beverage Co., Class B
(e)(f)
.... 5,096 260,660
PepsiCo, Inc. ...................... 14,952 2,114,960
4,383,068
Biotechnology — 1.9%
AbbVie, Inc. ....................... 15,760 1,705,547
Alexion Pharmaceuticals, Inc.
(e)
.......... 346 52,907
Amgen, Inc. ....................... 7,746 1,927,282
Biogen, Inc.
(e)
...................... 1,307 365,633
Gilead Sciences, Inc. ................. 56,645 3,660,966
Moderna , Inc.
(e)
..................... 2,422 317,161
Regeneron Pharmaceuticals, Inc.
(e)(f)
....... 805 380,878
Vertex Pharmaceuticals, Inc.
(e)
........... 6,138 1,318,995
9,729,369
Building Products — 0.9%
Allegion plc ........................ 5,134 644,933
Carrier Global Corp. .................. 3,654 154,272
Lennox International, Inc. .............. 4,087 1,273,468
Trane Technologies plc ................ 16,200 2,682,072
4,754,745
Capital Markets — 2.0%
Ameriprise Financial, Inc. .............. 449 104,370
Bank of New York Mellon Corp. (The) ...... 24,385 1,153,166
Charles Schwab Corp. (The) ............ 7,738 504,363
CME Group, Inc. .................... 3,935 803,645
Invesco Ltd. ....................... 45,351 1,143,752
Moody's Corp. ...................... 4,993 1,490,960
Morgan Stanley ..................... 54,774 4,253,749
State Street Corp. ................... 3,416 286,978
Security
Shares
Shares Value
Capital Markets (continued)
T. Rowe Price Group, Inc. .............. 3,288 $ 564,221
10,305,204
Chemicals — 1.1%
Ecolab, Inc. ....................... 8,744 1,871,828
FMC Corp. ........................ 5,334 589,994
Linde plc ......................... 621 173,967
PPG Industries, Inc. .................. 16,604 2,494,917
Sherwin-Williams Co. (The) ............. 736 543,175
5,673,881
Commercial Services & Supplies — 0.5%
ADT, Inc. ......................... 8,137 68,676
Cintas Corp. ....................... 1,888 644,393
Copart , Inc.
(e)
...................... 11,763 1,277,580
IAA, Inc.
(e)
......................... 14,404 794,237
2,784,886
Communications Equipment — 0.6%
Cisco Systems, Inc. .................. 60,568 3,131,971
Construction & Engineering — 0.3%
EMCOR Group, Inc. .................. 10,727 1,203,140
MasTec , Inc.
(e)
...................... 2,774 259,924
Quanta Services, Inc. ................. 2,473 217,575
1,680,639
Construction Materials — 0.0%
Vulcan Materials Co. ................. 450 75,938
Consumer Finance — 0.7%
Ally Financial, Inc. ................... 27,970 1,264,524
American Express Co. ................ 17,751 2,510,701
3,775,225
Containers & Packaging — 0.3%
Amcor plc ......................... 3,309 38,649
AptarGroup, Inc. .................... 357 50,576
Crown Holdings, Inc. ................. 13,257 1,286,460
1,375,685
Distributors — 0.2%
Pool Corp. ........................ 3,435 1,185,899
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(e)
..... 7,559 1,295,991
Graham Holdings Co., Class B ........... 664 373,460
H&R Block, Inc. ..................... 7,218 157,352
Terminix Global Holdings, Inc.
(e)
.......... 11,403 543,581
2,370,384
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B
(e)
....... 1,958 500,210
Voya Financial, Inc.
(f)
................. 31,829 2,025,598
2,525,808
Diversified Telecommunication Services — 0.2%
AT&T, Inc. ......................... 4,315 130,615
Verizon Communications, Inc. ........... 12,752 741,529
872,144
Electric Utilities — 0.6%
Avangrid , Inc. ...................... 2,552 127,115
Eversource Energy .................. 12,216 1,057,783
IDACORP, Inc. ..................... 618 61,782
NextEra Energy, Inc. ................. 15,102 1,141,862
Pinnacle West Capital Corp. ............ 4,417 359,323
Xcel Energy, Inc. .................... 8,890 591,274
3,339,139

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electrical Equipment — 0.0%
Bloom Energy Corp., Class A
(e)
........... 870 $ 23,534
Rockwell Automation, Inc. .............. 635 168,554
192,088
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd.
(e)
......................... 36,844 674,613
Itron , Inc.
(e)
........................ 7,275 644,929
National Instruments Corp. ............. 14,728 636,029
Vontier Corp.
(e)
..................... 6,945 210,225
2,165,796
Energy Equipment & Services — 0.7%
Schlumberger NV ................... 119,364 3,245,507
TechnipFMC plc
(e)
................... 42,824 330,602
3,576,109
Entertainment — 1.2%
Activision Blizzard, Inc. ................ 1,495 139,035
Electronic Arts, Inc. .................. 1,534 207,658
Lions Gate Entertainment Corp., Class B
(e)
... 11,970 154,413
Netflix, Inc.
(e)
....................... 1,852 966,114
Roku, Inc.
(e)
........................ 1,587 516,997
Spotify Technology SA
(e)
............... 214 57,341
Walt Disney Co. (The)
(e)
............... 18,107 3,341,104
Zynga, Inc., Class A
(e)
................. 78,183 798,248
6,180,910
Equity Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Property Group, Inc. ............ 15,174 306,970
Equinix , Inc. ....................... 3,630 2,466,912
Kilroy Realty Corp.
(f)
.................. 18,257 1,198,207
Macerich Co. (The) .................. 5,078 59,412
Prologis, Inc. ....................... 26,557 2,815,042
Regency Centers Corp. ............... 7,421 420,845
7,267,388
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. ............... 13,211 4,656,613
Walmart, Inc. ....................... 1,256 170,603
4,827,216
Food Products — 1.1%
General Mills, Inc. ................... 29,475 1,807,407
Hershey Co. (The) ................... 11,100 1,755,576
JM Smucker Co. (The)
(f)
............... 5,205 658,589
Kellogg Co. ........................ 12,036 761,879
McCormick & Co., Inc. (Non-Voting) ....... 10,885 970,506
5,953,957
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,106 109,328
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.
(e)
................ 1,813 981,794
Danaher Corp. ..................... 5,442 1,224,885
DexCom , Inc.
(e)
..................... 2,587 929,742
Edwards Lifesciences Corp.
(e)
........... 17,439 1,458,598
Envista Holdings Corp.
(e)
............... 7,099 289,639
Hill-Rom Holdings, Inc. ................ 3,509 387,674
Hologic , Inc.
(e)
...................... 7,686 571,685
IDEXX Laboratories, Inc.
(e)
.............. 2,600 1,272,206
Medtronic plc ...................... 4,171 492,720
Quidel Corp.
(e)
...................... 336 42,985
Tandem Diabetes Care, Inc.
(e)
........... 382 33,712
7,685,640
Health Care Providers & Services — 1.7%
1Life Healthcare, Inc.
(e)
................ 2,850 111,378
AmerisourceBergen Corp. .............. 9,255 1,092,738
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Anthem, Inc. ....................... 4,070 $ 1,460,927
Cardinal Health, Inc. .................. 15,744 956,448
Centene Corp.
(e)
.................... 3,146 201,061
Cigna Corp. ....................... 1,406 339,886
Henry Schein, Inc.
(e)
.................. 9,312 644,763
Humana, Inc. ...................... 1,082 453,628
McKesson Corp. .................... 9,128 1,780,325
UnitedHealth Group, Inc.
(f)
.............. 5,128 1,907,975
8,949,129
Health Care Technology — 0.1%
Cerner Corp. ....................... 3,499 251,508
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc., Class A
(e)
................. 138 25,936
Aramark .......................... 2,535 95,772
Chipotle Mexican Grill, Inc.
(e)
............ 468 664,944
McDonald's Corp. ................... 2,514 563,488
MGM Resorts International ............. 4,459 169,397
Planet Fitness, Inc., Class A
(e)
........... 560 43,288
Rush Street Interactive, Inc.
(e)
........... 6,833 111,651
Six Flags Entertainment Corp.
(e)
.......... 2,442 113,480
Travel + Leisure Co. .................. 12,891 788,413
Vail Resorts, Inc.
(e)
................... 210 61,249
Wendy's Co. (The) ................... 20,495 415,229
Wyndham Hotels & Resorts, Inc. ......... 7,450 519,861
Wynn Resorts Ltd.
(e)
.................. 5,679 711,976
4,284,684
Household Durables — 0.2%
DR Horton, Inc. ..................... 1,454 129,580
iRobot Corp.
(e)
...................... 2,919 356,643
KB Home ......................... 12,788 595,026
Meritage Homes Corp.
(e)
............... 627 57,634
PulteGroup, Inc. .................... 920 48,245
1,187,128
Household Products — 0.5%
Colgate-Palmolive Co. ................ 33,380 2,631,345
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.
(e)
....... 14,005 571,684
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ............ 13,281 2,882,907
Roper Technologies, Inc. ............... 1,275 514,258
3,397,165
Insurance — 1.5%
Aflac, Inc. ......................... 7,765 397,413
Allstate Corp. (The) .................. 9,238 1,061,446
Athene Holding Ltd., Class A
(e)
........... 14,414 726,465
First American Financial Corp. ........... 19,358 1,096,631
Marsh & McLennan Cos., Inc. ........... 12,987 1,581,816
MetLife, Inc.
(f)
...................... 24,459 1,486,863
Progressive Corp. (The) ............... 7,144 683,038
Travelers Cos., Inc. (The) .............. 3,419 514,218
Willis Towers Watson plc ............... 1,046 239,408
7,787,298
Interactive Media & Services — 3.6%
(e)
Alphabet, Inc., Class A ................ 3,879 8,000,515
Alphabet, Inc., Class C ................ 2,373 4,908,859
Facebook, Inc., Class A ............... 16,638 4,900,390
Twitter, Inc. ........................ 9,936 632,228
18,441,992

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(e)
.................. 3,285 $ 10,164,053
eBay, Inc. ......................... 8,520 521,765
Etsy, Inc.
(e)
........................ 1,531 308,757
MercadoLibre , Inc.
(e)
.................. 69 101,577
Overstock.com, Inc.
(e)
................. 1,341 88,855
Wayfair, Inc., Class A
(e)(f)
............... 502 158,004
11,343,011
IT Services — 3.1%
Accenture plc, Class A ................ 13,460 3,718,325
Automatic Data Processing, Inc. .......... 7,602 1,432,749
Fidelity National Information Services, Inc. ... 1,114 156,640
Fiserv, Inc.
(e)
....................... 7,260 864,230
Mastercard , Inc., Class A ............... 7,570 2,695,298
PayPal Holdings, Inc.
(e)
................ 13,927 3,382,033
Visa, Inc., Class A ................... 19,000 4,022,870
16,272,145
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(e)
........ 416 46,775
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(e)
......... 642 25,847
Agilent Technologies, Inc. .............. 15,007 1,907,990
Bruker Corp. ....................... 1,737 111,654
2,045,491
Machinery — 1.2%
Cummins, Inc. ...................... 1,364 353,426
Deere & Co. ....................... 7,144 2,672,856
Fortive Corp. ....................... 3,143 222,021
Oshkosh Corp. ..................... 8,460 1,003,864
Snap-on, Inc. ...................... 2,151 496,322
Xylem, Inc. ........................ 15,805 1,662,370
6,410,859
Media — 0.7%
Altice USA, Inc., Class A
(e)
.............. 4,343 141,278
Cable One, Inc. ..................... 118 215,746
Cardlytics, Inc.
(e)
.................... 202 22,159
Comcast Corp., Class A ............... 19,882 1,075,815
Discovery, Inc., Class A
(e)
.............. 6,322 274,754
Discovery, Inc., Class C
(e)
.............. 2,709 99,935
Liberty Media Corp.-Liberty SiriusXM , Class A
(e)
695 30,636
New York Times Co. (The), Class A ........ 1,472 74,513
Omnicom Group, Inc. ................. 8,538 633,093
Sirius XM Holdings, Inc.
(f)
.............. 165,287 1,006,598
TEGNA, Inc. ....................... 10,405 195,926
3,770,453
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. .......... 6,440 980,748
Multiline Retail — 0.6%
Kohl's Corp. ....................... 3,402 202,793
Nordstrom, Inc.
(e)(f)
................... 23,146 876,539
Target Corp. ....................... 11,534 2,284,540
3,363,872
Multi-Utilities — 0.6%
Consolidated Edison, Inc. .............. 42,310 3,164,788
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.
(e)(f)
........... 3,444 149,435
Chevron Corp. ...................... 7,447 780,371
Cimarex Energy Co. .................. 2,404 142,774
Diamondback Energy, Inc. .............. 394 28,955
EOG Resources, Inc. ................. 4,668 338,570
EQT Corp.
(e)
....................... 4,201 78,055
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ........................ 7,566 $ 535,370
Kinder Morgan, Inc. .................. 34,313 571,311
Murphy Oil Corp.
(f)
................... 4,142 67,970
Phillips 66 ......................... 30,326 2,472,782
Valero Energy Corp. .................. 5,183 371,103
5,536,696
Personal Products — 0.1%
Coty, Inc., Class A
(e)
.................. 21,415 192,949
Estee Lauder Cos., Inc. (The), Class A ..... 654 190,216
Herbalife Nutrition Ltd.
(e)
............... 1,041 46,179
429,344
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co. ............... 37,356 2,358,284
Catalent , Inc.
(e)
..................... 1,417 149,224
Johnson & Johnson .................. 21,963 3,609,619
Merck & Co., Inc. .................... 13,411 1,033,854
Pfizer, Inc. ........................ 45,428 1,645,857
Zoetis, Inc. ........................ 361 56,850
8,853,688
Professional Services — 0.4%
Dun & Bradstreet Holdings, Inc.
(e)
......... 1,213 28,881
Equifax, Inc. ....................... 1,215 220,073
IHS Markit Ltd. ..................... 7,141 691,106
ManpowerGroup , Inc. ................. 822 81,296
Robert Half International, Inc. ............ 8,581 669,919
Verisk Analytics, Inc.
(f)
................. 1,769 312,565
2,003,840
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A
(e)
............ 11,234 888,722
Road & Rail — 0.3%
Landstar System, Inc. ................. 1,988 328,139
Old Dominion Freight Line, Inc.
(f)
.......... 792 190,405
Ryder System, Inc. ................... 9,533 721,172
Schneider National, Inc., Class B ......... 14,828 370,255
1,609,971
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.
(e)
.......... 10,154 797,089
Applied Materials, Inc. ................ 27,803 3,714,481
Cirrus Logic, Inc.
(e)
................... 5,963 505,603
Enphase Energy, Inc.
(e)
................ 305 49,459
Intel Corp. ........................ 52,853 3,382,592
Lam Research Corp. ................. 124 73,810
NVIDIA Corp. ...................... 4,880 2,605,578
QUALCOMM, Inc. ................... 16,963 2,249,124
Xilinx, Inc. ......................... 931 115,351
13,493,087
Software — 5.8%
Adobe, Inc.
(e)
....................... 10,480 4,981,878
Cadence Design Systems, Inc.
(e)
......... 17,891 2,450,888
DocuSign, Inc.
(e)
.................... 850 172,082
HubSpot , Inc.
(e)
..................... 2,259 1,026,060
Intuit, Inc. ......................... 9,433 3,613,405
Microsoft Corp. ..................... 49,915 11,768,460
salesforce.com, Inc.
(e)
................. 2,628 556,794
ServiceNow , Inc.
(e)
................... 7,297 3,649,303
VMware, Inc., Class A
(e)
............... 9,956 1,497,880
Zendesk , Inc.
(e)
..................... 1,108 146,943
Zoom Video Communications, Inc., Class A
(e)
. 417 133,978
29,997,671

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Specialty Retail — 1.1%
Best Buy Co., Inc. ................... 5,654 $ 649,136
Home Depot, Inc. (The) ............... 8,593 2,623,013
Lowe's Cos., Inc. .................... 6,720 1,278,009
TJX Cos., Inc. (The) .................. 15,932 1,053,902
5,604,060
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ........................ 120,171 14,678,888
Dell Technologies, Inc., Class C
(e)
......... 9,997 881,236
Hewlett Packard Enterprise Co. .......... 214,110 3,370,091
HP, Inc. .......................... 2,288 72,644
NetApp, Inc. ....................... 7,464 542,409
19,545,268
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.
(e)
....................... 2,325 187,046
Levi Strauss & Co., Class A ............. 1,370 32,757
Lululemon Athletica , Inc.
(e)
.............. 1,137 348,729
NIKE, Inc., Class B .................. 7,738 1,028,303
Ralph Lauren Corp.
(e)
................. 2,901 357,287
1,954,122
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd. ................... 3,956 187,871
MGIC Investment Corp. ............... 9,592 132,849
New York Community Bancorp, Inc. ....... 93,943 1,185,561
Radian Group, Inc. ................... 2,009 46,709
Rocket Cos., Inc., Class A .............. 7,437 171,720
1,724,710
Tobacco — 0.0%
British American Tobacco plc, ADR ........ 1 39
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(e)(f)
........ 5,707 974,413
WW Grainger, Inc. ................... 2,406 964,638
1,939,051
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.
(e)
........... 5,921 215,998
Total Common Stocks — 59.3%
(Cost: $254,779,106) .............................. 307,875,036
Par (000)
Par (000)
Corporate Bonds — 12.9%
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
USD 24 26,419
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 200 212,292
Boeing Co. (The):
4.88%, 05/01/25 .................. 80 89,076
5.93%, 05/01/60 .................. 46 59,023
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 9 9,382
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 14 14,696
General Dynamics Corp., 3.63%, 04/01/30 .. 126 139,284
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 49 53,462
4.20%, 05/01/30 .................. 76 84,305
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 55 60,893
4.40%, 06/15/28 .................. 220 249,644
1.80%, 01/15/31 .................. 106 99,280
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 131 145,625
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 128 142,592
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.80%, 03/01/45 .................. USD 58 $ 63,816
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 189 202,748
4.03%, 10/15/47 .................. 81 90,083
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 35 37,616
7.20%, 08/15/27 .................. 20 26,180
7.00%, 11/01/28 .................. 89 114,462
4.13%, 11/16/28 .................. 8 9,009
2.25%, 07/01/30 .................. 119 117,114
4.50%, 06/01/42 .................. 5 5,962
4.20%, 12/15/44 .................. 20 21,238
4.15%, 05/15/45 .................. 26 28,720
3.75%, 11/01/46 .................. 77 82,070
4.63%, 11/16/48 .................. 51 61,018
Textron, Inc.:
3.65%, 03/15/27 .................. 35 37,692
3.90%, 09/17/29 .................. 87 94,168
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 119 129,591
6.25%, 03/15/26 .................. 304 322,301
2,829,761
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.90%, 02/01/35 .................. 27 29,421
4.55%, 04/01/46 .................. 18 20,395
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 70 76,091
4.45%, 04/01/30 .................. 153 178,827
6.20%, 01/15/38 .................. 15 21,069
5.20%, 04/01/40 .................. 83 106,614
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 12 12,210
6.75%, 08/15/24 .................. 37 38,803
483,430
Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
......... 17 16,989
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 78 73,448
Series 2016-1, Class B, 5.25%, 01/15/24 . 48 45,606
Series 2017-1, Class B, 4.95%, 02/15/25 . 18 16,976
Series 2016-3, Class B, 3.75%, 10/15/25 . 1 692
Series 2015-2, Class AA, 3.60%, 09/22/27 13 13,062
Series 2016-1, Class AA, 3.58%, 01/15/28 31 31,817
Series 2019-1, Class B, 3.85%, 02/15/28 . 68 61,796
Series 2016-2, Class AA, 3.20%, 06/15/28 29 29,022
Series 2016-3, Class AA, 3.00%, 10/15/28 45 45,564
Series 2017-1, Class AA, 3.65%, 02/15/29 21 21,095
Series 2019-1, Class AA, 3.15%, 02/15/32 66 65,897
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 150 155,383
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 37 30,132
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 42 37,745
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 9 8,799
Series 2014-2, Class B, 4.63%, 09/03/22 . 5 5,504
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 4,121
Series 2020-1, Class B, 4.88%, 01/15/26 . 40 41,500
Series 2020-1, Class A, 5.88%, 10/15/27 . 122 135,236
Series 2015-1, Class AA, 3.45%, 12/01/27 13 13,087
Series 2019-2, Class B, 3.50%, 05/01/28 . 42 40,932
Series 2016-1, Class AA, 3.10%, 07/07/28 4 4,168

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2016-2, Class AA, 2.88%, 10/07/28 USD 24 $ 24,817
Series 2018-1, Class AA, 3.50%, 03/01/30 9 9,040
Series 2019-2, Class AA, 2.70%, 05/01/32 41 40,189
972,617
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 21 21,630
Magna International, Inc., 2.45%, 06/15/30 .. 40 40,246
61,876
Automobiles — 0.2%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 44 44,120
Daimler Finance North America LLC, 2.85%,
01/06/22
(b)
..................... 150 152,652
General Motors Co., 6.13%, 10/01/25 ..... 49 57,619
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 94 96,556
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 400 438,714
789,661
Banks — 2.2%
Banco Santander SA:
2.71%, 06/27/24 .................. 200 211,031
1.85%, 03/25/26 .................. 200 199,617
Bank of America Corp.:
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 31 32,241
4.20%, 08/26/24 .................. 83 91,545
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 50 50,124
4.00%, 01/22/25 .................. 167 182,883
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
.................... 72 77,311
7.25%, 10/15/25 .................. 75 92,101
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 537 562,878
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 68 73,208
4.45%, 03/03/26 .................. 21 23,604
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 269 268,180
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 131 129,302
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 148 162,595
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 89 97,348
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 42,327
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 197 211,554
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 119 131,122
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 79 88,820
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 52 57,714
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 97 101,824
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 58 59,626
(SOFR + 1.53%), 1.90%, 07/23/31
(a)
.... 55 51,664
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 133 124,512
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.90%),
2.64%, 06/24/31
(a)
................ 200 196,507
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)
........... 200 217,680
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)(b)
:
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25 ..................... USD 200 $ 210,531
(SOFR + 1.51%), 3.05%, 01/13/31 ...... 223 228,594
Citigroup, Inc.:
4.40%, 06/10/25 .................. 94 104,455
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 391 427,606
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 121 134,612
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 493 509,855
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 21 20,984
Citizens Financial Group, Inc., 3.25%, 04/30/30 41 43,536
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 280 291,630
Danske Bank A/S:
5.00%, 01/12/22
(b)
................. 200 206,708
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 200 201,094
5.38%, 01/12/24 .................. 200 223,018
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 201,188
HSBC Holdings plc, (LIBOR USD 3 Month +
1.53%), 4.58%, 06/19/29
(a)
........... 200 224,760
ING Groep NV:
4.10%, 10/02/23 .................. 210 227,349
4.63%, 01/06/26
(b)
................. 233 264,106
JPMorgan Chase & Co.:
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 100 100,194
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 274 297,269
3.90%, 07/15/25 .................. 249 274,868
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 32 33,310
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 307 315,703
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
.... 76 78,057
2.95%, 10/01/26 .................. 106 113,380
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 120 132,715
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 127 139,977
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 431 469,079
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 86 86,896
(LIBOR USD 3 Month + 0.95%), 3.51%,
01/23/29
(a)
.................... 25 27,033
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 153 170,623
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 25 28,637
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 145 168,353
(LIBOR USD 3 Month + 1.38%), 3.96%,
11/15/48
(a)
.................... 24 26,467
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 26 28,611
Lloyds Banking Group plc, (LIBOR USD 3
Month + 1.21%), 3.57%, 11/07/28
(a)
..... 223 240,801
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25 ...................... 200 199,863
Mizuho Financial Group, Inc.
(a)
:
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25 ..................... 325 339,931
(LIBOR USD 3 Month + 1.27%), 1.98%,
09/08/31 ..................... 202 190,515
Sumitomo Mitsui Financial Group, Inc.:
3.94%, 10/16/23 .................. 207 224,034

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
3.78%, 03/09/26 .................. USD 116 $ 127,840
US Bancorp, 3.00%, 07/30/29 .......... 40 41,915
Washington Mutual Escrow Bonds
(c)(e)(g)
:
0.00%, 11/06/09 .................. 100 —
0.00%, 09/29/17 .................. 400 —
Wells Fargo & Co.:
3.00%, 04/22/26 .................. 18 19,235
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 158 172,262
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30
(a)
.................... 71 73,138
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 248 243,190
11,421,240
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 331 387,756
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 388 453,397
3.50%, 06/01/30 .................. 298 322,721
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 100 93,977
2.75%, 06/01/60 .................. 21 18,784
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 103 108,987
PepsiCo, Inc., 3.45%, 10/06/46 ......... 25 26,434
1,412,056
Biotechnology — 0.3%
AbbVie, Inc.:
2.60%, 11/21/24 .................. 277 292,456
3.80%, 03/15/25 .................. 74 80,848
3.20%, 05/14/26 .................. 305 329,496
4.55%, 03/15/35 .................. 92 106,838
4.50%, 05/14/35 .................. 161 189,043
4.85%, 06/15/44 .................. 7 8,504
4.70%, 05/14/45 .................. 97 114,884
Amgen, Inc.:
2.45%, 02/21/30 .................. 87 87,603
4.40%, 05/01/45 .................. 133 153,980
Biogen, Inc.:
2.25%, 05/01/30 .................. 108 104,772
3.15%, 05/01/50 .................. 58 53,265
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 145 175,263
4.15%, 03/01/47 .................. 70 77,830
1,774,782
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 243 251,614
Masonite International Corp., 5.38%, 02/01/28
(b)
19 20,164
Owens Corning, 3.88%, 06/01/30 ........ 12 13,085
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 19 19,807
4.75%, 01/15/28 .................. 8 8,293
312,963
Capital Markets — 0.9%
Bank of New York Mellon Corp. (The), (LIBOR
USD 3 Month + 1.07%), 3.44%, 02/07/28
(a)
. 66 72,533
Charles Schwab Corp. (The), 3.20%, 03/02/27 24 26,082
Deutsche Bank AG:
(SOFR + 1.13%), 1.00%, 04/01/25
(a)
.... 269 268,906
1.69%, 03/19/26 .................. 150 149,667
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 62 68,727
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 68 73,382
3.50%, 04/01/25 .................. 672 728,053
3.75%, 05/22/25 .................. 92 100,431
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.17%), 1.36%,
05/15/26
(a)
.................... USD 62 $ 62,810
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 175 173,433
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 146 159,748
Intercontinental Exchange, Inc.:
2.10%, 06/15/30 .................. 48 46,098
1.85%, 09/15/32 .................. 103 94,289
Moody's Corp., 3.25%, 01/15/28 ......... 30 32,217
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 115 121,316
4.00%, 07/23/25 .................. 239 265,231
3.13%, 07/27/26 .................. 4 4,305
3.63%, 01/20/27 .................. 281 308,327
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 147 160,780
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 209 239,307
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 306 311,364
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
.... 81 75,602
Northern Trust Corp., 3.15%, 05/03/29 ..... 30 32,151
State Street Corp., 2.40%, 01/24/30 ...... 63 64,095
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 200 206,187
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(h)
.......................... 200 219,678
4.13%, 09/24/25 .................. 400 443,982
4,508,701
Chemicals — 0.2%
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 55 55,000
4.55%, 11/30/25 .................. 223 252,993
2.10%, 11/15/30 .................. 39 37,592
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 148 167,263
Ecolab, Inc., 4.80%, 03/24/30 .......... 71 84,932
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 67 72,027
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 200 222,312
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 115 117,332
2.30%, 05/15/30 .................. 98 96,517
1,105,968
Commercial Services & Supplies — 0.2%
Aramark Services, Inc.:
4.75%, 06/01/26 .................. 19 19,532
5.00%, 02/01/28
(b)
................. 43 44,623
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 20 21,100
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
39 39,704
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 16 16,360
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 115 121,128
4.00%, 03/18/29 .................. 108 119,130
3.00%, 05/22/30 .................. 143 148,313
Republic Services, Inc.:
2.90%, 07/01/26 .................. 42 44,790
3.95%, 05/15/28 .................. 47 52,453
2.30%, 03/01/30 .................. 20 19,867
Waste Management, Inc., 1.15%, 03/15/28 .. 133 125,993
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 20 20,475
793,468

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
Juniper Networks, Inc., 2.00%, 12/10/30 .... USD 42 $ 38,650
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 162 183,758
5.50%, 09/01/44 .................. 65 78,806
301,214
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 200 197,060
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 5 5,106
Consumer Finance — 0.3%
AerCap Ireland Capital DAC, 1.75%, 01/30/26 150 145,690
Capital One Financial Corp., 3.90%, 01/29/24 145 156,771
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 163 168,849
5.20%, 03/20/23 .................. 278 301,488
3.70%, 05/09/23 .................. 16 16,852
5.10%, 01/17/24 .................. 34 37,600
3.50%, 11/07/24 .................. 21 22,525
4.35%, 04/09/25 .................. 144 157,942
2.75%, 06/20/25 .................. 84 87,688
Navient Corp.:
6.63%, 07/26/21 .................. 27 27,506
6.50%, 06/15/22 .................. 36 37,759
7.25%, 09/25/23 .................. 20 21,647
5.88%, 10/25/24 .................. 20 21,002
6.75%, 06/25/25 .................. 20 21,715
6.75%, 06/15/26 .................. 20 21,680
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. 65 64,557
1,311,271
Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25 .................. 8 9,040
4.88%, 03/15/26 .................. 7 7,828
International Paper Co., 6.00%, 11/15/41 ... 41 55,614
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 28 29,995
102,477
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 21 21,686
4.00%, 01/15/28 .................. 32 32,000
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 42 43,922
97,608
Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,438
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 228,952
ORIX Corp., 2.25%, 03/09/31 .......... 5 4,831
Shell International Finance BV:
2.38%, 11/07/29 .................. 250 252,288
4.38%, 05/11/45 .................. 33 38,629
731,138
Diversified Telecommunication Services — 0.6%
AT&T, Inc.:
4.45%, 04/01/24 .................. 109 119,557
1.70%, 03/25/26 .................. 116 115,959
4.35%, 03/01/29 .................. 173 195,694
4.30%, 02/15/30 .................. 147 165,488
2.75%, 06/01/31 .................. 110 109,559
2.55%, 12/01/33
(b)
................. 127 120,573
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.25%, 03/01/37 .................. USD 59 $ 71,182
5.38%, 10/15/41 .................. 34 40,283
5.15%, 03/15/42 .................. 16 19,325
4.90%, 06/15/42
(d)
................. 20 23,340
4.50%, 03/09/48 .................. 146 160,137
3.50%, 09/15/53
(b)
................. 60 55,448
3.80%, 12/01/57
(b)
................. 95 90,382
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 47 48,492
5.50%, 05/01/26 .................. 39 40,221
5.13%, 05/01/27 .................. 102 107,846
5.88%, 05/01/27 .................. 21 21,672
5.00%, 02/01/28 .................. 109 115,284
5.38%, 06/01/29 .................. 49 52,553
4.75%, 03/01/30 .................. 54 55,957
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 23 23,690
4.63%, 09/15/27
(b)
................. 8 8,233
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 179 202,794
2.10%, 03/22/28 .................. 53 53,222
4.33%, 09/21/28 .................. 153 175,165
3.15%, 03/22/30 .................. 13 13,712
1.50%, 09/18/30 .................. 209 191,885
1.68%, 10/30/30
(b)
................. 86 79,785
1.75%, 01/20/31 .................. 167 155,516
2.55%, 03/21/31 .................. 27 26,976
4.27%, 01/15/36 .................. 358 404,642
4.86%, 08/21/46 .................. 76 91,173
3.55%, 03/22/51 .................. 32 31,955
3.70%, 03/22/61 .................. 105 103,752
3,291,452
Electric Utilities — 0.8%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 81 89,620
Series H, 3.45%, 01/15/50 ........... 26 25,366
AEP Transmission Co. LLC:
3.15%, 09/15/49 .................. 45 43,949
Series M, 3.65%, 04/01/50 ........... 88 93,343
Alabama Power Co.:
4.15%, 08/15/44 .................. 10 11,090
3.75%, 03/01/45 .................. 33 35,211
3.45%, 10/01/49 .................. 32 32,628
Baltimore Gas & Electric Co.:
3.50%, 08/15/46 .................. 50 51,054
3.75%, 08/15/47 .................. 30 32,089
3.20%, 09/15/49 .................. 51 49,522
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 30 30,009
3.55%, 08/01/42 .................. 18 18,900
3.95%, 03/01/48 .................. 20 22,195
Series AF, 3.35%, 04/01/51 .......... 45 45,248
Commonwealth Edison Co., Series 130, 3.13%,
03/15/51 ...................... 44 42,689
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 75 84,964
3.95%, 03/01/49 .................. 25 27,944
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 12 13,503
2.45%, 02/01/30 .................. 102 102,668
3.88%, 03/15/46 .................. 25 26,982
3.95%, 03/15/48 .................. 66 72,399
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 5,747
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 15 16,635

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.50%, 12/01/29 .................. USD 160 $ 163,166
3.40%, 10/01/46 .................. 25 25,434
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 38 41,323
Duke Energy Progress LLC, 3.45%, 03/15/29 . 45 48,915
Edison International:
3.13%, 11/15/22 .................. 1 1,033
4.95%, 04/15/25 .................. 74 82,600
Entergy Louisiana LLC:
2.35%, 06/15/32 .................. 15 14,776
4.20%, 09/01/48 .................. 59 66,441
Exelon Corp.:
5.10%, 06/15/45 .................. 10 12,398
4.70%, 04/15/50 .................. 32 38,330
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 42 45,150
2.65%, 03/01/30 .................. 77 73,223
Series B, 2.25%, 09/01/30 ........... 11 10,202
Series C, 5.35%, 07/15/47
(d)
.......... 34 38,188
Series C, 3.40%, 03/01/50 ........... 38 33,250
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 175 189,700
4.55%, 04/01/49 .................. 155 163,455
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 17 19,223
3.95%, 03/01/48 .................. 110 125,469
3.15%, 10/01/49 .................. 99 99,635
Genneia SA, 8.75%, 01/20/22 .......... 27 24,013
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 121 134,222
4.25%, 07/15/49 .................. 58 68,119
3.15%, 04/15/50 .................. 30 29,483
Northern States Power Co.:
2.25%, 04/01/31 .................. 40 39,951
2.90%, 03/01/50 .................. 50 47,762
2.60%, 06/01/51 .................. 24 21,491
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 31 32,240
6.63%, 01/15/27 .................. 38 39,520
2.45%, 12/02/27
(b)
................. 104 103,373
5.75%, 01/15/28 .................. 29 30,812
5.25%, 06/15/29
(b)
................. 28 29,960
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 35 32,615
Series G, 6.60%, 02/15/33 ........... 16 21,444
4.00%, 06/01/49 .................. 29 32,383
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 32 35,490
5.30%, 06/01/42 .................. 6 7,738
3.80%, 06/01/49 .................. 98 106,547
PECO Energy Co.:
3.90%, 03/01/48 .................. 18 19,909
3.05%, 03/15/51 .................. 61 59,604
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 80 88,591
2.05%, 08/01/50 .................. 31 24,940
Southern California Edison Co.:
1.85%, 02/01/22 .................. 12 12,158
Series E, 3.70%, 08/01/25 ........... 26 28,396
Series 20C, 1.20%, 02/01/26 ......... 60 59,130
Series A, 4.20%, 03/01/29 ........... 33 36,684
2.25%, 06/01/30 .................. 103 99,714
4.00%, 04/01/47 .................. 29 29,873
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 50 48,679
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Tampa Electric Co.:
4.30%, 06/15/48 .................. USD 19 $ 21,457
4.45%, 06/15/49 .................. 44 51,115
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 203,875
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 ........... 14 18,734
Series A, 6.00%, 05/15/37 ........... 28 37,556
6.35%, 11/30/37 .................. 12 16,718
4.00%, 01/15/43 .................. 52 57,730
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 36 37,305
5.63%, 02/15/27 .................. 48 49,890
5.00%, 07/31/27 .................. 48 49,441
4.30%, 07/15/29 .................. 128 135,275
4,289,603
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 22 24,028
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 16,161
40,189
Energy Equipment & Services — 0.0%
Odebrecht Offshore Drilling Finance Ltd.,
0.95%, (0.95% Cash or 7.72% PIK),
12/01/26
(b)(i)
.................... —
(j)
81
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 67 60,527
2.50%, 09/15/50 .................. 45 37,763
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 54 63,777
Netflix, Inc.:
4.88%, 04/15/28 .................. 12 13,575
6.38%, 05/15/29 .................. 7 8,680
5.38%, 11/15/29
(b)
................. 8 9,461
4.88%, 06/15/30
(b)
................. 8 9,212
Walt Disney Co. (The):
2.75%, 09/01/49 .................. 26 23,804
4.70%, 03/23/50 .................. 127 159,154
385,953
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
5.00%, 02/15/24 .................. 15 16,737
2.40%, 03/15/25 .................. 246 256,643
1.60%, 04/15/26 .................. 26 26,059
3.95%, 03/15/29 .................. 38 41,833
3.80%, 08/15/29 .................. 47 51,172
2.90%, 01/15/30 .................. 21 21,348
2.10%, 06/15/30 .................. 53 50,434
Crown Castle International Corp.:
3.70%, 06/15/26 .................. 50 54,697
1.05%, 07/15/26 .................. 100 96,823
3.10%, 11/15/29 .................. 171 176,506
3.30%, 07/01/30 .................. 61 63,851
2.25%, 01/15/31 .................. 28 26,912
2.10%, 04/01/31 .................. 39 36,823
5.20%, 02/15/49 .................. 34 41,548
Duke Realty LP:
1.75%, 07/01/30 .................. 23 21,412
1.75%, 02/01/31 .................. 117 108,678
Equinix, Inc., 1.00%, 09/15/25 .......... 151 148,273
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 .................. 39 39,780
4.63%, 10/01/27 .................. 7 7,403

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
GLP Capital LP:
5.75%, 06/01/28 .................. USD 58 $ 66,907
4.00%, 01/15/30 .................. 26 27,047
4.00%, 01/15/31 .................. 60 62,008
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 85 91,236
4.50%, 09/01/26 .................. 23 24,072
5.75%, 02/01/27 .................. 40 44,097
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 5 5,163
5.00%, 10/15/27 .................. 52 54,704
4.63%, 08/01/29 .................. 8 8,416
National Retail Properties, Inc., 3.50%,
04/15/51 ...................... 52 51,064
Prologis LP:
1.25%, 10/15/30 .................. 44 39,913
3.00%, 04/15/50 .................. 19 18,213
Realty Income Corp.:
3.00%, 01/15/27 .................. 5 5,308
3.25%, 01/15/31 .................. 40 42,223
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 34 34,803
Service Properties Trust, 4.35%, 10/01/24 ... 54 53,683
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 28 28,507
4.25%, 12/01/26 .................. 10 10,231
3.75%, 02/15/27 .................. 7 7,000
4.63%, 12/01/29 .................. 8 8,299
4.13%, 08/15/30 .................. 8 8,070
1,977,896
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. 29 29,580
5.75%, 03/15/25 .................. 13 13,425
7.50%, 03/15/26
(b)
................. 50 55,231
4.63%, 01/15/27
(b)
................. 11 11,401
5.88%, 02/15/28
(b)
................. 36 38,385
4.88%, 02/15/30
(b)
................. 8 8,224
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 105 113,965
270,211
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 19 19,974
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 35 38,238
6.50%, 04/15/29 .................. 54 60,993
5.50%, 01/15/30 .................. 10 11,067
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 29 30,094
4.88%, 11/01/26 .................. 29 29,993
Mondelez International, Inc., 2.75%, 04/13/30 72 73,507
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 67 71,804
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 52 54,692
5.63%, 01/15/28 .................. 39 41,037
5.50%, 12/15/29 .................. 30 32,124
463,523
Gas Utilities — 0.1%
Atmos Energy Corp.:
4.13%, 03/15/49 .................. 24 26,640
3.38%, 09/15/49 .................. 3 2,982
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 138 126,698
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Eastern Energy Gas Holdings LLC:
4.80%, 11/01/43 .................. USD 15 $ 17,131
4.60%, 12/15/44 .................. 12 13,404
ONE Gas, Inc., 2.00%, 05/15/30 ......... 20 18,915
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 45 44,537
3.64%, 11/01/46 .................. 7 7,096
3.35%, 06/01/50 .................. 21 20,415
277,818
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 2.65%, 06/01/30 ... 47 47,436
Teleflex, Inc., 4.63%, 11/15/27 .......... 19 20,116
67,552
Health Care Providers & Services — 0.6%
Aetna, Inc., 4.50%, 05/15/42 ........... 22 25,065
Anthem, Inc.:
4.10%, 03/01/28 .................. 42 47,236
3.60%, 03/15/51 .................. 46 47,615
Centene Corp.:
5.38%, 06/01/26
(b)
................. 57 59,605
5.38%, 08/15/26
(b)
................. 23 24,263
4.25%, 12/15/27 .................. 90 94,669
4.63%, 12/15/29 .................. 28 30,304
Cigna Corp.:
3.25%, 04/15/25 .................. 50 53,781
3.40%, 03/01/27 .................. 62 67,316
4.38%, 10/15/28 .................. 200 228,814
CVS Health Corp.:
3.75%, 04/01/30 .................. 535 583,612
5.13%, 07/20/45 .................. 126 154,256
Encompass Health Corp.:
4.50%, 02/01/28 .................. 20 20,483
4.75%, 02/01/30 .................. 20 20,574
HCA, Inc.:
4.75%, 05/01/23 .................. 116 125,029
5.00%, 03/15/24 .................. 208 231,432
5.38%, 02/01/25 .................. 21 23,426
5.25%, 04/15/25 .................. 343 391,674
5.88%, 02/15/26 .................. 12 13,755
5.25%, 06/15/26 .................. 24 27,585
5.38%, 09/01/26 .................. 8 9,020
5.63%, 09/01/28 .................. 12 13,800
5.88%, 02/01/29 .................. 8 9,320
Humana, Inc.:
4.50%, 04/01/25 .................. 16 17,975
4.88%, 04/01/30 .................. 57 66,985
Molina Healthcare, Inc., 5.38%, 11/15/22
(d)
.. 28 29,359
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 22 23,381
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 45 45,931
4.63%, 09/01/24
(b)
................. 22 22,633
5.13%, 05/01/25 .................. 87 88,222
4.88%, 01/01/26
(b)
................. 77 80,061
6.25%, 02/01/27
(b)
................. 116 122,480
5.13%, 11/01/27
(b)
................. 12 12,549
UnitedHealth Group, Inc.:
3.85%, 06/15/28 .................. 76 85,319
4.63%, 11/15/41 .................. 119 147,129
4.20%, 01/15/47 .................. 24 28,183
4.45%, 12/15/48 .................. 21 25,750
3,098,591

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... USD 7 $ 7,075
Boyd Gaming Corp.:
6.38%, 04/01/26 .................. 22 22,715
6.00%, 08/15/26 .................. 25 26,029
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 63 63,232
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 23 24,208
5.38%, 04/15/27 .................. 37 37,925
5.25%, 07/15/29 .................. 37 38,032
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 49 51,215
4.75%, 01/15/28 .................. 23 23,787
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 8 8,487
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 25 26,094
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... 20 22,439
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 51 50,054
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 29 30,287
McDonald's Corp.:
2.63%, 09/01/29 .................. 21 21,537
3.60%, 07/01/30 .................. 112 122,165
4.88%, 12/09/45 .................. 108 130,738
4.45%, 09/01/48 .................. 15 17,492
MGM Resorts International:
5.75%, 06/15/25 .................. 6 6,540
4.63%, 09/01/26 .................. 5 5,243
5.50%, 04/15/27 .................. 6 6,450
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 41 42,464
Starbucks Corp., 2.25%, 03/12/30 ........ 153 150,491
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 14 14,175
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 15 15,338
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 87 91,915
5.25%, 05/15/27 .................. 43 45,027
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
36 36,846
1,138,000
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 48 50,100
Century Communities, Inc., 6.75%, 06/01/27 . 20 21,259
Lennar Corp.:
4.13%, 01/15/22 .................. 14 14,217
4.50%, 04/30/24 .................. 21 22,843
4.75%, 05/30/25 .................. 5 5,569
4.75%, 11/29/27 .................. 8 9,185
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 5 5,231
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 4 4,667
5.00%, 01/15/27 .................. 4 4,600
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 5 5,525
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 39 40,414
183,610
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 28 28,875
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 11 9,670
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
General Electric Co.:
5.88%, 01/14/38 .................. USD 107 $ 138,465
4.13%, 10/09/42 .................. 102 109,371
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 24,144
271,980
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(h)
....... 5 6,623
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 25 25,148
American International Group, Inc.:
3.40%, 06/30/30 .................. 123 130,744
4.50%, 07/16/44 .................. 53 60,007
4.38%, 01/15/55 .................. 20 22,319
Aon Corp.:
4.50%, 12/15/28 .................. 122 139,697
3.75%, 05/02/29 .................. 74 81,423
2.80%, 05/15/30 .................. 52 53,138
Aon plc, 4.25%, 12/12/42 ............. 9 9,852
Marsh & McLennan Cos., Inc.:
4.38%, 03/15/29 .................. 46 52,740
2.25%, 11/15/30 .................. 171 167,900
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 22,513
Willis North America, Inc., 3.60%, 05/15/24 .. 67 72,203
844,307
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 3.88%, 08/22/37 ...... 81 92,808
Booking Holdings, Inc., 4.10%, 04/13/25 .... 117 130,370
Expedia Group, Inc., 6.25%, 05/01/25
(b)
.... 28 32,388
255,566
IT Services — 0.3%
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 .................. 109 107,175
3.10%, 03/01/41 .................. 20 19,646
Fiserv, Inc.:
3.50%, 07/01/29 .................. 238 256,707
2.65%, 06/01/30 .................. 117 117,833
Global Payments, Inc.:
4.80%, 04/01/26 .................. 145 165,811
3.20%, 08/15/29 .................. 115 121,119
International Business Machines Corp.:
3.30%, 05/15/26 .................. 150 163,380
3.50%, 05/15/29 .................. 100 108,785
1.95%, 05/15/30 .................. 137 132,616
5.88%, 11/29/32 .................. 22 29,373
4.00%, 06/20/42 .................. 2 2,250
Mastercard, Inc., 2.95%, 06/01/29 ........ 103 110,444
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 48 48,883
2.65%, 10/01/26 .................. 14 14,814
Visa, Inc., 4.15%, 12/14/35 ............ 139 164,347
1,563,183
Leisure Products — 0.0%
Hasbro, Inc., 2.60%, 11/19/22 .......... 130 134,090
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 115 122,935
2.10%, 06/04/30 .................. 97 94,891
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 5 5,150
Thermo Fisher Scientific, Inc., 4.50%, 03/25/30 284 330,642
553,618

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24
(b)
......... USD 20 $ 20,620
Otis Worldwide Corp., 2.57%, 02/15/30 .... 78 78,561
Parker-Hannifin Corp.:
2.70%, 06/14/24 .................. 25 26,508
3.25%, 06/14/29 .................. 30 32,064
Terex Corp., 5.63%, 02/01/25
(b)
......... 38 39,069
196,822
Media — 0.5%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 12 12,150
4.75%, 08/01/25 .................. 29 29,749
Charter Communications Operating LLC:
6.48%, 10/23/45 .................. 197 256,496
5.38%, 05/01/47 .................. 61 70,809
5.75%, 04/01/48 .................. 172 209,107
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 50 50,288
Comcast Corp.:
2.35%, 01/15/27 .................. 102 106,472
2.65%, 02/01/30 .................. 204 208,831
3.40%, 04/01/30 .................. 142 153,747
1.95%, 01/15/31 .................. 174 167,580
3.75%, 04/01/40 .................. 74 81,193
4.65%, 07/15/42 .................. 22 26,585
3.97%, 11/01/47 .................. 47 52,484
4.00%, 11/01/49 .................. 91 102,100
2.45%, 08/15/52 .................. 25 21,376
2.65%, 08/15/62 .................. 134 113,692
Cox Communications, Inc., 3.15%, 08/15/24
(b)
273 291,493
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
25 18,000
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. 23 23,834
7.00%, 05/15/27 .................. 30 32,625
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 31 32,899
5.25%, 08/15/27
(b)
................. 28 28,801
4.75%, 01/15/28
(b)
................. 5 5,037
Interpublic Group of Cos., Inc. (The), 4.20%,
04/15/24 ...................... 15 16,479
Lamar Media Corp., 3.75%, 02/15/28 ...... 6 5,993
Meredith Corp., 6.88%, 02/01/26 ........ 40 41,137
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
45 47,165
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 50 50,500
4.63%, 03/15/30 .................. 5 4,812
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 45 46,354
5.38%, 07/15/26 .................. 24 24,780
5.00%, 08/01/27 .................. 55 57,698
5.50%, 07/01/29 .................. 47 50,819
TEGNA, Inc.:
4.63%, 03/15/28 .................. 8 8,140
5.00%, 09/15/29 .................. 9 9,340
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 27 29,135
5.85%, 09/01/43 .................. 73 93,236
2,580,936
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
200 238,989
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27
(b)
..................... 6 6,411
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 6 6,376
5.25%, 09/01/29 .................. 6 6,561
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Glencore Funding LLC, 2.50%, 09/01/30
(b)
... USD 67 $ 64,429
Newmont Corp., 2.25%, 10/01/30 ........ 50 48,707
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 37,012
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 25 25,997
434,482
Multi-Utilities — 0.0%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 50 55,186
3.25%, 03/15/50 .................. 40 40,174
Consumers Energy Co.:
3.75%, 02/15/50 .................. 92 101,484
3.10%, 08/15/50 .................. 20 19,676
3.50%, 08/01/51 .................. 35 36,839
253,359
Oil, Gas & Consumable Fuels — 0.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 16,582
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 55 59,664
3.19%, 04/06/25 .................. 23 24,749
3.41%, 02/11/26 .................. 57 61,972
Buckeye Partners LP, 3.95%, 12/01/26 ..... 6 5,931
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 80 82,212
3.40%, 01/15/38 .................. 100 100,842
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 76 86,606
5.13%, 06/30/27 .................. 174 198,990
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 20 20,914
4.50%, 10/01/29 .................. 12 12,444
Chevron Corp., 3.08%, 05/11/50 ......... 37 35,370
Chevron USA, Inc., 4.20%, 10/15/49 ...... 19 21,637
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 33,745
CrownRock LP, 5.63%, 10/15/25
(b)
....... 21 21,425
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 7 7,585
5.13%, 05/15/29 .................. 6 6,381
Diamondback Energy, Inc., 3.50%, 12/01/29 . 107 111,050
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 80 83,313
4.25%, 03/15/23 .................. 48 50,657
4.20%, 09/15/23 .................. 77 82,458
4.50%, 04/15/24 .................. 99 107,965
2.90%, 05/15/25 .................. 175 182,108
6.50%, 02/01/42 .................. 105 125,216
Enterprise Products Operating LLC, 2.80%,
01/31/30 ...................... 121 124,929
EOG Resources, Inc., 4.15%, 01/15/26 .... 72 80,864
Kinder Morgan Energy Partners LP:
5.00%, 08/15/42 .................. 20 22,498
4.70%, 11/01/42 .................. 29 31,209
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 23 24,342
Marathon Petroleum Corp., 5.85%, 12/15/45 . 25 29,634
Matador Resources Co., 5.88%, 09/15/26 ... 9 8,764
MPLX LP:
4.88%, 12/01/24 .................. 24 26,938
1.75%, 03/01/26 .................. 152 152,232
2.65%, 08/15/30 .................. 86 84,276
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 48 49,824
4.88%, 08/15/27 .................. 41 45,832
7.77%, 12/15/37 .................. 31 41,118
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 182 203,894

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV:
6.25%, 03/17/24 .................. USD 9 $ 9,965
5.30%, 01/27/25 .................. 35 38,412
5.09%, 01/15/30 .................. 40 41,556
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 44 40,835
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. 214 241,466
5.63%, 03/01/25 .................. 780 891,868
5.88%, 06/30/26 .................. 25 29,287
5.00%, 03/15/27 .................. 50 56,912
SM Energy Co.:
5.63%, 06/01/25 .................. 3 2,776
6.75%, 09/15/26 .................. 3 2,772
6.63%, 01/15/27 .................. 3 2,775
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 27 36,077
Sunoco Logistics Partners Operations LP,
5.95%, 12/01/25 ................. 30 34,933
Sunoco LP:
5.50%, 02/15/26 .................. 11 11,300
6.00%, 04/15/27 .................. 11 11,509
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 30 31,406
5.38%, 02/01/27 .................. 19 19,704
6.50%, 07/15/27 .................. 29 31,514
5.00%, 01/15/28 .................. 7 7,289
6.88%, 01/15/29 .................. 29 31,949
5.50%, 03/01/30 .................. 8 8,400
Texas Eastern Transmission LP
(b)
:
3.50%, 01/15/28 .................. 83 87,790
4.15%, 01/15/48 .................. 30 30,347
TransCanada PipeLines Ltd., 4.63%, 03/01/34 32 36,117
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 178 225,279
4.00%, 03/15/28 .................. 100 111,027
4.60%, 03/15/48 .................. 6 6,813
3.95%, 05/15/50 .................. 32 32,711
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 26,487
4,605,446
Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 22 22,383
0.95%, 05/15/26
(b)
................. 10 9,683
2.10%, 04/30/27
(b)
................. 65 66,087
7.75%, 11/15/29 .................. 20 28,142
2.30%, 04/30/30
(b)
................. 26 25,900
152,195
Pharmaceuticals — 0.2%
AstraZeneca plc, 1.38%, 08/06/30 ........ 179 164,183
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 55 60,940
8.50%, 01/31/27 .................. 63 69,891
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 44 45,205
9.00%, 12/15/25 .................. 54 58,669
5.75%, 08/15/27 .................. 11 11,839
7.00%, 01/15/28 .................. 28 30,395
7.25%, 05/30/29 .................. 28 31,255
Bristol-Myers Squibb Co., 4.25%, 10/26/49 .. 15 17,668
Elanco Animal Health, Inc.
(d)
:
5.27%, 08/28/23 .................. 28 30,135
5.90%, 08/28/28 .................. 7 7,936
Johnson & Johnson, 3.70%, 03/01/46 ..... 40 44,700
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Merck & Co., Inc., 2.45%, 06/24/50 ....... USD 30 $ 26,458
Pfizer, Inc.:
3.45%, 03/15/29 .................. 52 57,071
2.63%, 04/01/30 .................. 42 43,598
1.70%, 05/28/30 .................. 103 99,534
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 200 236,693
2.05%, 03/31/30 .................. 200 192,758
1,228,928
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
5.05%, 03/01/41 .................. 10 12,559
4.40%, 03/15/42 .................. 47 54,942
3.30%, 09/15/51 .................. 120 120,364
CSX Corp.:
4.25%, 03/15/29 .................. 48 54,515
2.40%, 02/15/30 .................. 69 69,382
4.30%, 03/01/48 .................. 89 101,448
Norfolk Southern Corp.:
2.90%, 06/15/26 .................. 42 44,991
4.80%, 08/15/43 .................. 20 22,904
3.16%, 05/15/55 .................. 85 79,013
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 40 42,497
2.70%, 03/14/23 .................. 50 51,856
2.70%, 11/01/24 .................. 15 15,792
3.95%, 03/10/25 .................. 14 15,283
1.20%, 11/15/25 .................. 139 136,537
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 210,000
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 219,747
Union Pacific Corp.:
3.25%, 08/15/25 .................. 21 22,702
2.75%, 03/01/26 .................. 35 37,071
3.84%, 03/20/60 .................. 82 87,149
2.97%, 09/16/62
(b)
................. 52 46,299
1,445,051
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 2.75%, 06/01/50 .... 41 38,047
Broadcom Corp., 3.88%, 01/15/27 ....... 129 140,082
Broadcom, Inc.:
4.75%, 04/15/29 .................. 95 106,816
5.00%, 04/15/30 .................. 136 155,002
4.15%, 11/15/30 .................. 142 153,269
3.42%, 04/15/33
(b)
................. 181 181,518
3.47%, 04/15/34
(b)
................. 142 142,486
Intel Corp., 3.73%, 12/08/47 ........... 108 116,337
KLA Corp.:
4.10%, 03/15/29 .................. 111 124,791
3.30%, 03/01/50 .................. 135 129,666
Lam Research Corp.:
3.75%, 03/15/26 .................. 116 128,574
2.88%, 06/15/50 .................. 124 118,202
NVIDIA Corp.:
3.20%, 09/16/26 .................. 43 46,906
2.85%, 04/01/30 .................. 53 55,661
3.50%, 04/01/50 .................. 50 52,810
NXP BV, 4.30%, 06/18/29
(b)
............ 312 348,950
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 108 127,142
2,166,259
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27 ......... 164 179,334
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 73 83,132
3.30%, 03/01/30 .................. 87 89,483

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Microsoft Corp., 2.92%, 03/17/52 ........ USD 197 $ 194,055
Oracle Corp.:
3.90%, 05/15/35 .................. 60 64,849
3.85%, 07/15/36 .................. 36 38,287
6.13%, 07/08/39 .................. 59 78,391
3.60%, 04/01/40 .................. 108 108,467
3.65%, 03/25/41 .................. 189 191,255
4.00%, 07/15/46 .................. 258 265,609
4.10%, 03/25/61 .................. 96 99,345
1,392,207
Specialty Retail — 0.1%
Home Depot, Inc. (The):
2.95%, 06/15/29 .................. 170 180,237
1.38%, 03/15/31 .................. 31 28,666
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 137 151,571
3.65%, 04/05/29 .................. 93 101,797
2.63%, 04/01/31 .................. 15 15,043
477,314
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
4.65%, 02/23/46 .................. 110 136,775
4.25%, 02/09/47 .................. 40 47,625
2.55%, 08/20/60 .................. 64 55,069
2.80%, 02/08/61 .................. 20 17,962
Dell International LLC
(b)
:
4.90%, 10/01/26 .................. 16 18,152
8.35%, 07/15/46 .................. 45 68,462
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 155 173,027
HP, Inc., 6.00%, 09/15/41 ............. 15 18,897
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 32 32,609
568,578
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 35 37,132
4.88%, 05/15/26 .................. 8 8,580
Under Armour, Inc., 3.25%, 06/15/26 ...... 6 6,003
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 19 20,069
71,784
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 274 277,851
Quicken Loans, Inc., 5.25%, 01/15/28 ..... 37 38,850
316,701
Tobacco — 0.2%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 90 101,488
2.45%, 02/04/32 .................. 163 155,727
5.80%, 02/14/39 .................. 176 214,769
3.40%, 02/04/41 .................. 55 51,031
6.20%, 02/14/59 .................. 8 9,745
BAT Capital Corp.:
3.22%, 08/15/24 .................. 79 84,164
3.22%, 09/06/26 .................. 10 10,562
4.91%, 04/02/30 .................. 154 175,835
2.73%, 03/25/31 .................. 57 55,126
BAT International Finance plc:
3.95%, 06/15/25
(b)
................. 18 19,694
1.67%, 03/25/26 .................. 71 70,274
Philip Morris International, Inc.:
6.38%, 05/16/38 .................. 35 48,339
4.25%, 11/10/44 .................. 25 27,804
Security
Par (000)
Par (000) Value
Tobacco (continued)
Reynolds American, Inc.:
4.45%, 06/12/25 .................. USD 82 $ 90,991
5.85%, 08/15/45 .................. 62 73,081
1,188,630
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
47 48,057
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 47 50,017
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 37 38,711
5.50%, 05/15/27 .................. 37 39,461
3.88%, 11/15/27 .................. 7 7,254
4.88%, 01/15/28 .................. 62 65,309
5.25%, 01/15/30 .................. 7 7,597
256,406
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 200 210,390
Wireless Telecommunication Services — 0.2%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 200 222,125
Sprint Corp.:
7.63%, 02/15/25 .................. 63 75,128
7.63%, 03/01/26 .................. 63 77,156
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(d)
35 35,388
T-Mobile USA, Inc.
(b)
:
3.75%, 04/15/27 .................. 164 179,278
3.88%, 04/15/30 .................. 459 498,180
Vodafone Group plc:
5.25%, 05/30/48 .................. 135 168,539
4.88%, 06/19/49 .................. 31 36,834
1,292,628
Total Corporate Bonds — 12.9%
(Cost: $67,631,564) ............................... 67,196,281
Floating Rate Loan Interests — 0.0%
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 0.00%),
3.93%
,
 02/21/23
(a)(c)
................ 10 9,780
Total Floating Rate Loan Interests — 0.0%
(Cost: $10,000) ................................. 9,780
Foreign Agency Obligations — 0.1%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 28 15,663
Brazil — 0.1%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(b)
...................... 200 201,187
Colombia — 0.0%
Ecopetrol SA:
5.38%, 06/26/26 .................. 115 128,527
6.88%, 04/29/30 .................. 11 13,324
141,851
Mexico — 0.0%
Petroleos Mexicanos :
6.88%, 10/16/25 .................. 13 14,034
6.84%, 01/23/30 .................. 76 76,847
6.38%, 01/23/45 .................. 52 43,160
7.69%, 01/23/50 .................. 40 36,960

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
6.95%, 01/28/60 .................. USD 19 $ 16,221
187,222
Total Foreign Agency Obligations — 0.1%
(Cost: $523,995) ................................. 545,923
Foreign Government Obligations — 2.4%
Argentina — 0.0%
Argentina Government Bond, 0.12%
,
07/09/35
(d)
156 46,020
Brazil — 0.0%
Federative Republic of Brazil, 3.88%
,
06/12/30 200 193,875
China — 1.4%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 21,990 3,211,649
2.41%, 06/19/25 .................. 4,200 625,043
2.85%, 06/04/27 .................. 3,000 447,972
3.29%, 05/23/29 .................. 800 122,177
2.68%, 05/21/30 .................. 21,110 3,069,686
7,476,527
Colombia — 0.2%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 340 363,481
4.50%, 03/15/29 .................. 240 262,125
3.13%, 04/15/31 .................. 200 195,750
821,356
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%, 01/30/30 .................. 150 150,703
4.88%, 09/23/32
(b)
................. 150 151,500
302,203
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(d)
..... 13 5,947
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
... EUR 100 120,348
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . USD 140 158,813
Indonesia — 0.1%
Republic of Indonesia:
4.45%, 02/11/24 .................. 200 218,250
2.85%, 02/14/30 .................. 200 203,625
6.50%, 02/15/31 .................. IDR 974,000 65,851
7.50%, 06/15/35 .................. 815,000 57,382
7.38%, 05/15/48 .................. 534,000 35,838
580,946
Mexico — 0.2%
United Mexican States, 2.66%
,
05/24/31 .... USD 1,215 1,152,352
Panama — 0.1%
Republic of Panama, 3.88%
,
03/17/28 ...... 200 218,000
Peru — 0.0%
Republic of Peru, 4.13%
,
08/25/27 ........ 179 200,144
Philippines — 0.1%
Republic of Philippines, 3.00%
,
02/01/28 .... 260 275,192
Russia — 0.1%
Russian Federation:
7.75%, 09/16/26 .................. RUB 10,668 148,058
7.65%, 04/10/30 .................. 7,216 100,003
Security
Par (000)
Par (000) Value
Russia (continued)
8.50%, 09/17/31 .................. RUB 1,179 $ 17,330
265,391
Ukraine — 0.1%
Ukraine Government Bond:
7.38%, 09/25/32 .................. USD 200 200,563
7.25%, 03/15/33 .................. 200 198,875
399,438
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 90 102,206
5.10%, 06/18/50 .................. 30 37,116
139,322
Total Foreign Government Obligations — 2.4%
(Cost: $12,117,897) ............................... 12,355,874
Shares
Shares
Investment Companies — 3.4%
BlackRock Allocation Target Shares- BATS
Series A
*
....................... 1,789,830 17,880,400
Total Investment Companies — 3.4%
(Cost: $17,858,003) ............................... 17,880,400
Par (000)
Par (000)
Municipal Bonds — 0.2%
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 45 74,129
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 78,387
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 60 84,809
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 189,192
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 50 62,907
489,424
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 44 63,067
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 175 196,954
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 10 10,700
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 66 103,900
New York - 0.0%
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 50 72,606
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 19,185
91,791

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... USD 30 $ 52,330
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 45 62,771
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 50 71,005
133,776
Total Municipal Bonds — 0.2%
(Cost: $1,012,913) ............................... 1,141,942
Non-Agency Mortgage-Backed Securities — 1.0%
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.46%, 06/25/35
(a)
... 48 40,063
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
... 18 17,581
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 22 15,510
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 03/20/47
(a)
... 705 594,824
Series 2006-OA9, Class 2A1B, (LIBOR USD
1 Month + 0.20%), 0.31%, 07/20/46
(a)
.. 110 87,332
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.23%), 0.34%, 11/25/36
(a)
.. 23 21,513
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/47
(a)
... 31 27,463
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.29%, 04/25/47
(a)
... —
(j)
5
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.29%, 06/25/47
(a)
... 20 15,904
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.24%), 0.35%, 08/25/47
(a)
.. 9 8,726
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.20%, 10/25/46
(a)
........... 56 45,863
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.96%, 07/31/57 130 46,203
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.96%, 09/27/46 .... 72 72,281
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.71%, 04/27/47 .... 21 20,871
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 132 127,091
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.39%, 08/25/36
(a)
........... 30 29,955
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 311 198,668
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.22%,
04/25/46
(a)
.................... 58 24,761
Series 2007-15, Class 2A2, 6.50%, 09/25/37 82 48,278
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 32 28,130
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 59,150
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.46%,
11/25/35
(a)
...................... USD 19 $ 3,506
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 26 20,857
CSMC Trust, Series 2019-JR1, Class A1,
4.10%, 09/27/66
(a)(b)
................ 307 307,914
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.28%, 08/25/47
(a)
.... 109 127,279
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.62%, 01/27/37
(a)(b)
.......... 1 728
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.26%, 03/25/36
(a)
........... 8 8,102
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 2 2,624
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.13%, 09/25/37
(a)
. 32 22,369
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.53%, 03/25/37
(a)
........... 44 43,180
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 60 63,799
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.53%, 06/25/37
(a)
6 4,705
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.30%,
04/25/36
(a)
...................... 10 8,232
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.49%, 06/25/36
(a)
..... 13 12,366
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 60 59,970
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.................... 57 55,648
2,271,451
Commercial Mortgage-Backed Securities — 0.5%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.22%, 09/15/34
(a)(b)
.......... 100 98,745
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.60%, 04/14/33 100 102,547
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 100 98,757
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 01/25/36 .... 21 19,472
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.78%, 01/25/36 .... 15 14,757
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.65%, 04/25/36 .... 9 8,835
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.36%, 10/25/36 .... 13 12,220
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.41%, 10/25/36 .... 13 12,245
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.23%), 0.34%, 12/25/36 .... 153 146,122

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.83%, 03/15/37
(a)(b)
................ USD 15 $ 14,850
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 93 98,732
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 11 11,249
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 60 62,558
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 07/15/35
(a)(b)
100 99,938
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 104,873
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.11%, 11/15/35
(a)(b)
........... 154 154,047
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 25 26,152
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 40 40,227
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 100 100,030
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 75 77,278
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 10 10,975
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,991
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 100 108,253
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 10 9,164
Series 2017-C4, Class A4, 3.47%, 10/12/50 20 21,803
Commercial Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 10 10,176
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 39,504
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 10,796
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 11 9,282
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 80,952
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 42,641
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 170 173,501
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 40 40,293
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, (LIBOR USD 1 Month + 1.50%),
1.61%, 04/15/36
(a)(b)
................ 100 100,304
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.01%, 11/21/35
(a)(b)
13 12,618
GS Mortgage Securities Trust:
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 10,986
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 8,947
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... USD 100 $ 99,664
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 105,972
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.36%,
03/25/37
(a)(b)
..................... 10 9,992
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 16 15,347
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(a)
.................... 15 15,437
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 31 32,057
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 84 83,899
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 10 8,500
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 14,552
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.08%, 04/14/36 .... 9 9,343
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.53%, 04/14/36 .... 10 9,989
Wells Fargo Commercial Mortgage Trust
(a)(b)
:
Series 2017-C39, Class D, 4.35%, 09/15/50 63 54,193
Series 2017-C41, Class D, 2.60%, 11/15/50 25 19,780
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31 .... 100 98,347
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 120 124,936
2,706,828
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 57 15,361
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 33,516
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 984 45,196
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 4,250 86,456
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, (LIBOR USD 1 Month + 0.00%),
1.04%, 03/15/52 .................. 993 67,346
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.71%, 05/10/58 .... 120 4,064
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.06%, 02/10/35
(b)
.......... 2,522 9,104
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 62,616
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 807 23,674
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.21%,
12/15/47
(b)
...................... 100 3,902
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,000 1,360

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... USD 200 $ 2
337,236
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(k)
.... 38 6,069
Total Non-Agency Mortgage-Backed Securities — 1.0%
(Cost: $5,208,681) ............................... 5,336,945
Beneficial Interest
(000)
Other Interests — 0.0%
(l)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(e)(g)
....... 620 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.2%
(a)(h)
Banks — 0.0%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 95 103,614
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 45 45,439
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 95 94,556
243,609
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.61% ....................... 65 64,986
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 15 15,432
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 97 102,335
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 40 40,592
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 120 117,960
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.78% ....................... 30 30,082
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 147,182
518,569
Total Capital Trusts — 0.2%
(Cost: $750,752) ................................. 762,178
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 17.8%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... USD 508 $ 14,886
Series 2016-26, 0.79%, 02/16/58 ....... 299 12,726
Series 2016-92, 0.84%, 04/16/58 ....... 42 2,000
Series 2016-110, 0.95%, 05/16/58 ...... 74 4,111
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 78 5,376
39,099
Mortgage-Backed Securities — 17.8%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 264 276,737
3.00%, 09/01/27 - 12/01/46 ........... 435 462,287
3.50%, 04/01/31 - 01/01/48 ........... 637 693,208
4.00%, 08/01/40 - 12/01/45 ........... 103 112,914
4.50%, 02/01/39 - 04/01/49 ........... 1,477 1,643,926
5.00%, 10/01/41 - 11/01/41 ........... 151 174,567
5.50%, 06/01/41 .................. 68 79,767
6.00%, 01/01/34 .................. 38 43,351
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 8 9,044
Government National Mortgage Association:
2.00%, 04/15/51
(m)
................. 1,680 1,696,275
2.50%, 04/15/51
(m)
................. 2,266 2,337,639
3.00%, 02/15/45 - 09/20/50 ........... 675 708,263
3.00%, 04/15/51
(m)
................. 4,700 4,895,741
3.50%, 01/15/42 - 10/20/46 ........... 3,247 3,478,796
3.50%, 04/15/51
(m)
................. 500 527,617
4.00%, 04/20/39 - 12/20/47 ........... 403 440,575
4.00%, 04/15/51
(m)
................. 1,005 1,072,837
4.50%, 12/20/39 - 04/20/50 ........... 596 658,604
4.50%, 04/15/51
(m)
................. 207 223,883
5.00%, 12/15/38 - 07/20/42 ........... 100 115,462
7.50%, 03/15/32 .................. 2 2,213
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36 - 04/25/51
(m)
.......... 3,618 3,527,875
2.00%, 10/01/31 - 03/01/32 ........... 153 157,352
2.00%, 04/25/36 - 05/25/51
(m)
.......... 20,023 20,040,163
2.50%, 09/01/27 - 12/01/50 ........... 1,198 1,254,336
2.50%, 04/25/36 - 06/25/51
(m)
.......... 17,606 18,043,205
3.00%, 04/01/29 - 09/01/50 ........... 7,428 7,837,925
3.00%, 04/25/36 - 04/25/51
(m)
.......... 2,314 2,414,485
3.50%, 04/01/29 - 08/01/50 ........... 3,099 3,356,555
3.50%, 04/25/51
(m)
................. 2,340 2,471,959
4.00%, 10/01/33 - 09/01/50 ........... 2,235 2,456,857
4.00%, 04/25/36 - 04/25/51
(m)
.......... 3,458 3,708,017
4.50%, 02/01/25 - 04/01/50 ........... 4,991 5,559,679
4.50%, 04/25/51
(m)
................. 100 108,859
5.00%, 09/01/35 - 06/01/45 ........... 201 230,957
5.00%, 04/25/51
(m)
................. 529 586,043
5.50%, 02/01/35 - 04/01/41 ........... 436 506,934
6.00%, 12/01/27 - 06/01/41 ........... 251 296,583
6.50%, 05/01/40 .................. 73 86,727
92,298,217
Total U.S. Government Sponsored Agency Securities — 17.8%
(Cost: $91,768,748) ............................... 92,337,316
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds:
4.25%, 05/15/39 .................. 66 86,710
4.50%, 08/15/39 .................. 82 111,046
4.38%, 11/15/39 .................. 82 109,598

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13%, 05/15/40 - 08/15/40 ........... USD 180 $ 146,616
1.38%, 11/15/40 - 08/15/50 ........... 398 316,892
3.13%, 02/15/43 .................. 332 377,741
2.88%, 05/15/43 - 11/15/46 ........... 597 652,723
3.63%, 08/15/43 .................. 332 407,491
3.75%, 11/15/43 .................. 332 415,260
2.50%, 02/15/45 .................. 178 181,713
2.75%, 11/15/47 .................. 178 190,314
3.00%, 02/15/48
(n)
................. 485 543,674
2.25%, 08/15/49
(n)
................. 1,285 1,242,585
2.38%, 11/15/49 .................. 873 867,305
1.63%, 11/15/50 .................. 268 223,319
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31 .................. 2,737 2,946,345
U.S. Treasury Notes:
1.13%, 07/31/21 - 02/15/31 ........... 1,961 1,935,265
1.75%, 07/31/21 - 11/15/29 ........... 5,698 5,839,818
1.50%, 01/31/22 - 02/15/30 ........... 5,548 5,628,995
2.13%, 12/31/22 - 05/15/25 ........... 1,937 2,033,406
0.50%, 03/15/23 - 05/31/27 ........... 561 554,133
0.25%, 04/15/23 - 10/31/25 ........... 2,075 2,046,973
2.75%, 05/31/23 .................. 623 657,362
1.38%, 01/31/25 .................. 41 42,185
2.00%, 02/15/25 .................. 782 823,635
0.38%, 04/30/25 - 12/31/25 ........... 795 782,089
1.63%, 11/30/26 - 08/15/29 ........... 902 909,561
2.25%, 08/15/27 .................. 798 845,787
2.88%, 08/15/28 .................. 188 206,785
3.13%, 11/15/28 .................. 211 235,966
2.63%, 02/15/29 .................. 63 68,143
2.38%, 05/15/29 .................. 63 66,947
Total U.S. Treasury Obligations — 6.1%
(Cost: $31,493,957) ............................... 31,496,382
Total Long-Term Investments — 105.6%
(Cost: $494,676,339) .............................. 548,403,635
Short-Term Securities — 7.4%
Borrowed Bond Agreements — 0.8%
(o)
Bank of America Securities, Inc.,
(0.40)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 205,560,
collateralized by U.S. Treasury Bonds,
1.88%, due at 02/15/51, par and fair value of
USD 230,000 and $204,125, respectively) . 206 205,563
Bank of America Securities, Inc.,
(0.32)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 442,676,
collateralized by U.S. Treasury Notes,
0.88%, due at 11/15/30, par and fair value of
USD 476,000 and $440,226, respectively) . 443 442,680
Bank of America Securities, Inc.,
(0.18)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 677,924,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 746,000 and $676,062, respectively) . 678 677,928
Bank of America Securities, Inc.,
(0.08)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 601,834,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/50, par and fair value of
USD 788,000 and $594,663, respectively) . 602 601,835
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Bank of America Securities, Inc.,
(0.07)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 1,799,170,
collateralized by U.S. Treasury Notes,
0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,791,790,
respectively) ..................... USD 1,799 $ 1,799,174
Bank of America Securities, Inc.,
(0.04)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 213,912,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $213,589, respectively) . 214 213,912
Bank of America Securities, Inc.,
(0.04)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 73,800,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/50, par and fair value of
USD 80,000 and $73,159, respectively) ... 74 73,800
Bank of America Securities, Inc.,
(0.04)%, 04/01/21 (Purchased on 03/31/21
to be repurchased at USD 43,931,
collateralized by U.S. Treasury Notes,
0.38%, due at 01/31/26, par and fair value of
USD 45,000 and $43,886, respectively) ... 44 43,931
Total Borrowed Bond Agreements — 0.8%
(Cost: $4,058,823) ............................... 4,058,823
Shares
Shares
Money Market Funds — 6.6%
(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 27,813,538 27,813,538
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 1,052 1,052
SL Liquidity Series, LLC, Money Market Series,
0.16%
(q)*
........................ 6,582,390 6,584,364
Total Money Market Funds — 6.6%
(Cost: $34,398,981) ............................... 34,398,954
Total Short-Term Securities — 7.4%
(Cost: $38,457,804) ............................... 38,457,777
Total Options Purchased — 0.3%
(Cost: $394,620) ................................. 1,353,352
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 113.3%
(Cost: $533,528,763 ) .............................. 588,214,764
Total Options Written — (0.2)%
(Premium Received — $301,122) ..................... (884,377)
Par (000)
Pa r (000)
Borrowed Bonds — (0.8)%
U.S. Treasury Obligations — (0.8)%
U.S. Treasury Bonds:
1.25% ,  05/15/50 .................. 788 (594,663)
1.88% ,  02/15/51 .................. 230 (204,125)
2.00% ,  02/15/50 .................. 80 (73,159)
U.S. Treasury Notes:
0.25% ,  06/30/25 .................. 218 (213,589)
0.38% ,  01/31/26 .................. 45 (43,886)

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.63% ,  05/15/30 - 08/15/30 ........... USD 2,715 $ (2,467,852)
0.88% ,  11/15/30 .................. 476 (440,226)
(4,037,500)
Total U.S. Treasury Obligations — (0.8)%
(Proceeds: $4,514,444) ............................
(4,037,500)
Total Borrowed Bonds — (0.8)%
(Proceeds: $4,514,444) ............................
(4,037,500)
TBA Sale Commitments — (8.0)%
(m)
Mortgage-Backed Securities — (8.0)%
Government National Mortgage Association:
3.50% ,  04/15/51 - 05/15/51 ........... 1,000 (1,055,586)
4.00% ,  04/15/51 .................. 46 (49,105)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/36 - 05/25/51 ........... 19,180 (19,151,383)
2.50% ,  04/25/36 - 05/25/51 ........... 7,303 (7,491,442)
3.00% ,  04/25/36 - 04/25/51 ........... 2,136 (2,225,213)
3.50% ,  04/25/36 - 04/25/51 ........... 519 (552,821)
4.00% ,  04/25/36 - 04/25/51 ........... 1,047 (1,120,776)
1.50% ,  04/25/51 - 05/25/51 ........... 7,655 (7,387,812)
4.50% ,  04/25/51 .................. 2,179 (2,372,046)
Total TBA Sale Commitments — (8.0)%
(Proceeds: $41,655,231) ........................... (41,406,184)
Security
Par (000)
Par (000) Value
Investments Sold Short — (0.4)%
U.S. Treasury Obligations — (0.4)%
U.S. Treasury Bonds, 1.38%, 08/15/50 ..... USD 211 $ (164,646)
U.S. Treasury Notes:
1.50%, 11/30/24 .................. 150 (155,098)
0.38%, 04/30/25 .................. 106 (104,671)
0.25%, 08/31/25 .................. 62 (60,557)
0.25%, 10/31/25 .................. 50 (48,685)
0.38%, 12/31/25 .................. 52 (50,783)
0.50%, 02/28/26 .................. 51 (50,004)
3.13%, 11/15/28 .................. 23 (25,721)
1.63%, 08/15/29 .................. 460 (461,635)
1.50%, 02/15/30 .................. 1,253 (1,237,582)
Total U.S. Treasury Obligations — (0.4)%
(Proceeds: $2,449,767) ............................
(2,359,382)
Total Investments Sold Short — (0.4)%
(Proceeds: $2,449,767) ............................ (2,359,382)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 103.9%
(Cost: $484,608,199 ) .............................. 539,527,321
Liabilities in Excess of Other Assets — (3.9)% ............. (20,124,664)
Net Assets — 100.0% ............................... $ 519,402,657
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Amount is less than 500.
(k)
Zero-coupon bond.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(o)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,088,016 $ 6,725,522 $ — $ — $ — $ 27,813,538 27,813,538 $ 1,323 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,019,914 — (1,435,389) (134) (27) 6,584,364 6,582,390 14,141
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 13,611,764 4,290,000 — — (21,364) 17,880,400 1,789,830 105,661 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 1,452,672 — (1,449,525) 51,009 (54,156) — — 10,401 —
$ 50,875 $ (75,547) $ 52,278,302 $ 131,526 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 46 06/08/21 $ 7,287 $ 2,321
Euro-Bund .............................................................. 3 06/08/21 603 (2,166)
S&P 500 E-Mini Index ...................................................... 108 06/18/21 21,424 279,530
U.S. Treasury 10 Year Note ................................................... 151 06/21/21 19,788 (200,121)
U.S. Treasury Long Bond .................................................... 54 06/21/21 8,362 (133,523)
U.S. Treasury Ultra Bond .................................................... 48 06/21/21 8,730 (321,805)
U.S. Treasury 2 Year Note .................................................... 73 06/30/21 16,114 (11,838)
U.S. Treasury 5 Year Note .................................................... 65 06/30/21 8,024 (75,019)
90-day Eurodollar ......................................................... 1 09/18/23 247 (27)
(462,648)
Short Contracts
Euro- Buxl ............................................................... 6 06/08/21 1,450 4,508
U.S. Treasury 10 Year Ultra Note ............................................... 92 06/21/21 13,237 276,095
Long Gilt ............................................................... 17 06/28/21 2,990 15,965
90-day Eurodollar ......................................................... 124 09/16/24 30,467 107,570
404,138
$ (58,510)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 110,144 USD 19,000 UBS AG 04/05/21 $ 569
USD 147,000 BRL 805,169 Citibank NA 04/05/21 3,951
USD 30,000 COP 108,840,000 BNP Paribas SA 04/05/21 276
USD 40,000 RUB 3,002,800 BNP Paribas SA 04/05/21 286
USD 50,000 RUB 3,745,000 Citibank NA 04/05/21 470
EUR 50,000 JPY 6,442,164 Barclays Bank plc 04/14/21 458
JPY 6,499,628 EUR 50,000 JPMorgan Chase Bank NA 04/14/21 60
MXN 1,010,175 USD 49,000 Citibank NA 04/14/21 374
RUB 2,215,020 USD 29,000 Bank of America NA 04/14/21 265
USD 33,262 MXN 680,062 HSBC Bank plc 04/14/21 23
USD 5,738 MXN 117,359 JPMorgan Chase Bank NA 04/14/21 2
USD 20,000 RUB 1,476,800 Citibank NA 04/14/21 489
USD 19,000 RUB 1,405,050 JPMorgan Chase Bank NA 04/14/21 436
USD 20,000 ZAR 295,418 Citibank NA 04/14/21 12
ZAR 1,616,443 USD 108,000 Bank of America NA 04/14/21 1,371
ZAR 585,306 USD 39,000 BNP Paribas SA 04/14/21 602
ZAR 1,008,514 USD 68,000 Citibank NA 04/14/21 237
MXN 76,234 USD 3,677 Bank of America NA 04/15/21 49
MXN 1,350,233 USD 65,323 Citibank NA 04/15/21 665
RUB 2,288,760 USD 30,000 BNP Paribas SA 04/15/21 236
USD 103,052 EUR 86,000 Barclays Bank plc 04/15/21 2,179
USD 39,865 RUB 2,957,585 BNP Paribas SA 04/15/21 793
USD 23,173 RUB 1,719,900 Citibank NA 04/15/21 452
USD 19,000 TRY 142,052 Bank of America NA 04/15/21 1,926
USD 35,000 TRY 266,000 Citibank NA 04/15/21 3,028
ZAR 585,385 USD 39,000 UBS AG 04/15/21 603
BRL 55,400 USD 9,750 Deutsche Bank AG 05/04/21 75
BRL 111,783 USD 19,650 Morgan Stanley & Co. International plc 05/04/21 175
RUB 1,224,340 USD 16,110 Citibank NA 05/19/21 4
RUB 2,492,607 USD 32,566 Credit Suisse International 05/19/21 240
RUB 2,971,791 USD 38,982 HSBC Bank plc 05/19/21 130
RUB 3,728,004 USD 48,701 Morgan Stanley & Co. International plc 05/19/21 363
USD 16,828 RUB 1,251,944 Bank of America NA 05/19/21 351

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 419,229 RUB 31,193,802 Citibank NA 05/19/21 $ 8,681
USD 137,628 RUB 10,245,056 HSBC Bank plc 05/19/21 2,791
USD 1,205,360 CNY 7,829,720 HSBC Bank plc 05/24/21 17,161
USD 267,774 EUR 221,238 Natwest Markets plc 05/24/21 8,056
USD 57,509 IDR 836,014,169 Barclays Bank plc 05/24/21 523
USD 248,765 IDR 3,539,433,584 JPMorgan Chase Bank NA 05/24/21 7,503
MXN 1,341,370 USD 62,431 Citibank NA 05/26/21 2,822
MXN 1,048,968 USD 49,047 HSBC Bank plc 05/26/21 1,982
GBP 780,611 EUR 910,000 BNP Paribas SA 06/16/21 7,574
USD 68,942 CAD 86,000 BNP Paribas SA 06/16/21 503
USD 3,226,798 CNY 21,295,252 Standard Chartered Bank 06/16/21 822
USD 778,169 EUR 656,410 Bank of America NA 06/16/21 7,200
USD 390,725 EUR 327,000 BNP Paribas SA 06/16/21 6,655
USD 63,339 EUR 53,000 JPMorgan Chase Bank NA 06/16/21 1,090
USD 42,981 EUR 36,000 Natwest Markets plc 06/16/21 698
95,211
BRL 156,233 USD 28,000 BNP Paribas SA 04/05/21 (243)
BRL 381,901 USD 69,000 Citibank NA 04/05/21 (1,150)
BRL 172,365 USD 31,000 Deutsche Bank AG 04/05/21 (377)
COP 108,600,000 USD 30,000 JPMorgan Chase Bank NA 04/05/21 (342)
RUB 8,850,600 USD 120,000 UBS AG 04/05/21 (2,944)
USD 30,000 COP 110,280,000 Citibank NA 04/05/21 (117)
USD 30,000 RUB 2,286,000 BNP Paribas SA 04/05/21 (234)
CLP 41,443,320 USD 58,000 Deutsche Bank AG 04/14/21 (470)
MXN 2,375,696 USD 116,500 Citibank NA 04/14/21 (385)
MXN 398,614 USD 19,500 Deutsche Bank AG 04/14/21 (17)
RUB 2,896,920 USD 39,000 Bank of America NA 04/14/21 (726)
USD 26,000 MXN 538,343 Citibank NA 04/14/21 (312)
USD 106,500 MXN 2,199,142 Morgan Stanley & Co. International plc 04/14/21 (985)
USD 29,000 RUB 2,211,830 BNP Paribas SA 04/14/21 (223)
USD 49,000 ZAR 730,761 BNP Paribas SA 04/14/21 (444)
USD 59,000 ZAR 883,742 Deutsche Bank AG 04/14/21 (794)
USD 228,598 ZAR 3,406,224 Goldman Sachs International 04/14/21 (1,871)
USD 5,000 ZAR 73,910 Morgan Stanley & Co. International plc 04/14/21 (1)
USD 79,000 ZAR 1,181,877 UBS AG 04/14/21 (966)
EUR 50,000 USD 59,252 Barclays Bank plc 04/15/21 (604)
EUR 66,000 USD 78,990 HSBC Bank plc 04/15/21 (1,576)
RUB 2,431,801 USD 33,038 JPMorgan Chase Bank NA 04/15/21 (912)
TRY 219,082 USD 29,879 Morgan Stanley & Co. International plc 04/15/21 (3,546)
USD 65,823 MXN 1,364,685 Bank of America NA 04/15/21 (871)
USD 60,000 MXN 1,254,222 HSBC Bank plc 04/15/21 (1,296)
KZT 5,362,081 USD 12,590 Citibank NA 04/20/21 (23)
USD 4,000 TRY 34,024 BNP Paribas SA 04/26/21 (55)
USD 4,000 TRY 33,840 JPMorgan Chase Bank NA 04/26/21 (33)
USD 20,000 BRL 113,608 Citibank NA 05/04/21 (149)
USD 19,000 BRL 110,299 UBS AG 05/04/21 (562)
RUB 2,425,000 USD 32,153 BNP Paribas SA 05/19/21 (237)
RUB 1,979,400 USD 26,237 Credit Suisse International 05/19/21 (186)
RUB 1,838,261 USD 24,236 HSBC Bank plc 05/19/21 (42)
RUB 4,203,173 USD 56,346 Morgan Stanley & Co. International plc 05/19/21 (1,027)
IDR 790,000,000 USD 54,236 BNP Paribas SA 05/24/21 (386)
IDR 756,000,000 USD 52,002 Goldman Sachs International 05/24/21 (470)
USD 65,169 MXN 1,356,151 Barclays Bank plc 05/26/21 (802)
USD 50,218 MXN 1,034,187 UBS AG 05/26/21 (91)
USD 49,000 INR 3,631,880 JPMorgan Chase Bank NA 06/09/21 (103)
EUR 250,000 GBP 214,854 BNP Paribas SA 06/16/21 (2,633)
EUR 330,000 GBP 282,957 Citibank NA 06/16/21 (2,579)
EUR 630,000 USD 749,596 Citibank NA 06/16/21 (9,646)
EUR 380,000 USD 454,850 JPMorgan Chase Bank NA 06/16/21 (8,531)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 39,000 IDR 575,250,000 Morgan Stanley & Co. International plc 07/01/21 $ (10)
(48,971)
$ 46,240
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch BNP Paribas SA 06/28/21 USD 1.25 USD 1.25 EUR 120 $ 4,825
Put
USD Currency ............... Down and Out Deutsche Bank AG 04/20/21 BRL 5.48 BRL 5.24 USD 116 300
USD Currency ............... Down and Out
Goldman Sachs
International 04/21/21 MXN 20.10 MXN 19.45 USD 98 223
USD Currency ............... Down and Out Bank of America NA 04/21/21 RUB 73.75 RUB 71.60 USD 156 199
USD Currency ............... Down and Out BNP Paribas SA 04/29/21 RUB 75.00 RUB 72.60 USD 68 203
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 99 25,312
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 PLN 4.25 PLN 4.25 EUR 30 145
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 HUF 340.00 HUF 340.00 EUR 40 541
26,923
$ 31,748
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 228 06/11/21 USD 99.25 USD 57,000 $ 464,550
90-day Eurodollar September 2021 Futures .......... 439 09/10/21 USD 99.38 USD 109,750 485,644
90-day Eurodollar September 2021 Futures .......... 693 09/10/21 USD 99.75 USD 173,250 251,213
90-day Eurodollar December 2021 Futures .......... 199 12/10/21 USD 99.38 USD 49,750 49,750
$ 1,251,157
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 04/08/21 ZAR 15.60 USD 78 $ 49
USD Currency ........................... JPMorgan Chase Bank NA 04/08/21 ZAR 15.70 USD 69 32
USD Currency ........................... Morgan Stanley & Co. International plc 04/15/21 BRL 5.55 USD 29 692
USD Currency ........................... JPMorgan Chase Bank NA 04/29/21 CLP 760.00 USD 99 235
USD Currency ........................... Morgan Stanley & Co. International plc 04/29/21 CLP 730.00 USD 198 1,875
USD Currency ........................... Morgan Stanley & Co. International plc 05/06/21 MXN 22.00 USD 58 200
EUR Currency ........................... Bank of America NA 06/09/21 USD 1.23 EUR 1,650 1,678
EUR Currency ........................... BNP Paribas SA 06/18/21 USD 1.23 EUR 1,640 2,167
6,928
Put
EUR Currency ........................... JPMorgan Chase Bank NA 04/07/21 JPY 128.50 EUR 132 96
USD Currency ........................... Deutsche Bank AG 04/08/21 MXN 20.60 USD 138 1,764
EUR Currency ........................... Citibank NA 04/15/21 USD 1.19 EUR 130 1,767
USD Currency ........................... Citibank NA 04/22/21 TRY 7.50 USD 39 78
USD Currency ........................... Citibank NA 04/29/21 ZAR 14.80 USD 138 2,411

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... Morgan Stanley & Co. International plc 05/06/21 USD 1.18 EUR 1,448 $ 17,902
USD Currency ........................... Citibank NA 05/14/21 RUB 73.00 USD 156 812
EUR Currency ........................... Goldman Sachs International 06/03/21 GBP 0.85 EUR 1,640 18,316
EUR Currency ........................... Citibank NA 06/11/21 GBP 0.85 EUR 1,640 19,526
USD Currency ........................... Deutsche Bank AG 06/17/21 MXN 20.00 USD 59 847
63,519
$ 70,447
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 228 06/11/21 USD 98.88 USD 57,000 $ (266,475)
90-day Eurodollar September 2021 Futures ........... 81 09/10/21 USD 99.50 USD 20,250 (10,631)
90-day Eurodollar September 2021 Futures ........... 197 09/10/21 USD 99.00 USD 49,250 (102,194)
90-day Eurodollar September 2021 Futures ........... 242 09/10/21 USD 99.13 USD 60,500 (164,863)
90-day Eurodollar September 2021 Futures ........... 243 09/10/21 USD 98.63 USD 60,750 (276,413)
$ (820,576)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. JPMorgan Chase Bank NA 04/07/21 JPY 130.00 EUR 82 $ (242)
USD Currency ............................. JPMorgan Chase Bank NA 04/08/21 ZAR 16.30 USD 69 (7)
USD Currency ............................. JPMorgan Chase Bank NA 04/15/21 BRL 5.55 USD 29 (692)
USD Currency ............................. Citibank NA 04/22/21 TRY 7.50 USD 17 (1,855)
USD Currency ............................. Citibank NA 04/22/21 TRY 7.75 USD 19 (1,577)
USD Currency ............................. Morgan Stanley & Co. International plc 04/29/21 CLP 760.00 USD 198 (470)
USD Currency ............................. Bank of America NA 04/30/21 ZAR 15.70 USD 118 (568)
USD Currency ............................. JPMorgan Chase Bank NA 05/03/21 MXN 21.00 USD 120 (1,192)
USD Currency ............................. Deutsche Bank AG 05/06/21 MXN 22.00 USD 58 (200)
USD Currency ............................. Morgan Stanley & Co. International plc 05/13/21 BRL 5.75 USD 25 (461)
–
(7,264)
–
Put
USD Currency ............................. Citibank NA 04/02/21 RUB 73.00 USD 80 —
USD Currency ............................. Citibank NA 04/08/21 ZAR 15.00 USD 78 (1,450)
USD Currency ............................. Deutsche Bank AG 04/15/21 MXN 20.00 USD 59 (204)
USD Currency ............................. Citibank NA 04/22/21 TRY 6.85 USD 17 (7)
USD Currency ............................. Deutsche Bank AG 04/28/21 MXN 20.00 USD 118 (766)
USD Currency ............................. Citibank NA 04/29/21 ZAR 14.35 USD 148 (831)
EUR Currency ............................. Bank of America NA 05/06/21 USD 1.16 EUR 2,172 (5,709)
USD Currency ............................. Citibank NA 05/14/21 RUB 71.00 USD 116 (189)
EUR Currency ............................. Citibank NA 06/11/21 GBP 0.83 EUR 1,640 (4,773)
–
(13,929)
–
$ (21,193)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/16/23 1.84 % USD 262 $ (5,919)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/23/23 1.93 USD 262 (6,678)
(12,597)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Deutsche Bank AG 02/16/23 1.84 USD 262 (15,599)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.93% Semi-Annual Bank of America NA 02/23/23 1.93 USD 262 (14,412)
(30,011)
$ (42,608)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly N/A 01/13/23 MXN 10,533 $ (6,295) $ — $ (6,295)
28 day MXIBTIIE Monthly 4.18% Monthly N/A 02/16/23 MXN 5,036 (3,853) — (3,853)
28 day MXIBTIIE Monthly 5.22% Monthly N/A 03/29/23 MXN 5,473 693 — 693
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 7,086 (7,503) — (7,503)
28 day MXIBTIIE Monthly 5.47% Monthly N/A 03/21/24 MXN 1,765 (35) — (35)
28 day MXIBTIIE Monthly 5.50% Monthly N/A 03/21/24 MXN 1,767 38 — 38
0.64% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 2,100 2,082 — 2,082
0.63% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 2,100 2,168 — 2,168
0.61% At Termination 1 day SONIA At Termination 03/11/24
(a)
03/11/25 GBP 2,920 4,291 — 4,291
3 month LIBOR Quarterly 1.70% Semi-Annual N/A 03/08/51 USD 498 (58,571) — (58,571)
3 month LIBOR Quarterly 1.77% Semi-Annual N/A 03/08/51 USD 498 (50,498) — (50,498)
1.50% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/51 USD 996 163,256 — 163,256
$ 45,773 $ — $ 45,773
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 870 $ (17,874) $ — $ (17,874)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 870 (16,723) — (16,723)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 59 (6,683) — (6,683)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 12/15/40 GBP 15 (1,573) — (1,573)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 200 $ (18,427) $ — $ (18,427)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 01/15/41 GBP 8 (939) — (939)
$ (62,219) $ — $ (62,219)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 06/20/26 USD 387 $ 23,104 $ 22,266 $ 838
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 496 8,451 7,891 560
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 310 (1,787) (1,786) (1)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 66 4,282 4,669 (387)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 115 7,438 8,109 (671)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 781 50,718 55,290 (4,572)
Russian Federation ........ 1.00 Quarterly Citibank NA 06/20/26 USD 208 1,123 912 211
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 483 3,295 3,179 116
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (585) 736 (1,321)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (487) 622 (1,109)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (1,072) 1,453 (2,525)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 (390) 491 (881)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (487) 613 (1,100)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 220 108 112
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 90 (394) (68) (326)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 41 (177) (6) (171)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 5,388 1,799 3,589
$ – $ – $ –
$ 98,640 $ 106,278 $ (7,638)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (6) $ 6
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (13) 13
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (769) (789) 20
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 5 (624) (401) (223)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 20 (5,388) (1,486) (3,902)
$ (6,781) $ (2,695) $ (4,086)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 550 $ (8,767) $ — $ (8,767)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/21
(a)
04/01/23 CLP 180,449 430 — 430
$ (8,337) $ — $ (8,337)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categori zed in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 10,584,262 $ 881,316 $ 11,465,578
Common Stocks ......................................... 307,875,036 — — 307,875,036
Corporate Bonds ........................................ — 67,196,281 — 67,196,281
Floating Rate Loan Interests ................................. — — 9,780 9,780
Foreign Agency Obligations ................................. — 545,923 — 545,923
Foreign Government Obligations .............................. — 12,355,874 — 12,355,874
Investment Companies .................................... 17,880,400 — — 17,880,400
Municipal Bonds ......................................... — 1,141,942 — 1,141,942
Non-Agency Mortgage-Backed Securities ........................ — 5,328,443 8,502 5,336,945
Capital Trusts ........................................... — 762,178 — 762,178
U.S. Government Sponsored Agency Securities .................... — 92,337,316 — 92,337,316
U.S. Treasury Obligations ................................... — 31,496,382 — 31,496,382
Short-Term Securities:
Borrowed Bond Agreements ................................. — 4,058,823 — 4,058,823
Money Market Funds ...................................... 27,814,590 — — 27,814,590
Options Purchased:
Foreign currency exchange contracts ........................... — 102,195 — 102,195
Interest rate contracts ...................................... 1,251,157 — — 1,251,157
Liabilities:
Investments:
Borrowed Bonds ......................................... — (4,037,500) — (4,037,500)
TBA Sale Commitments .................................... — (41,406,184) — (41,406,184)
Investments Sold Short .................................... — (2,359,382) — (2,359,382)
Subtotal ....................................................
$ 354,821,183 $ 178,106,553 $ 899,598 $ 533,827,334

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 6,584,364
$ —
Total Investments .............................................. $ 540,411,698
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 5,465 $ — $ 5,465
Equity contracts ........................................... 279,530 — — 279,530
Foreign currency exchange contracts ............................ — 95,211 — 95,211
Interest rate contracts ....................................... 406,459 172,958 — 579,417
Liabilities:
Credit contracts ........................................... — (17,189) — (17,189)
Foreign currency exchange contracts ............................ — (70,164) — (70,164)
Interest rate contracts ....................................... (1,565,075) (178,130) — (1,743,205)
Other contracts ........................................... — (62,219) — (62,219)
$ (879,086) $ (54,068) $ — $ (933,154)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.